UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Annual Report

August 31, 2018

Contents

Fidelity® Large Cap Growth Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity® Large Cap Growth Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Growth Enhanced Index Fund	26.86%	16.51%	12.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Enhanced Index Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Period Ending Values
$31,761	Fidelity® Large Cap Growth Enhanced Index Fund
$33,481	Russell 1000® Growth Index

Fidelity® Large Cap Growth Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 19.66% for the year ending August 31, 2018, as the U.S. equity bellwether overcame resurgent volatility to achieve a record close in late August. The previous high on January 26 came just before stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.10% in the final two months of the period. For the full 12 months, growth handily topped value, while small-caps bested large-caps. By sector, information technology (+33%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its roughly 32% gain driven by retailers. Energy (+22%) moved higher alongside oil prices. Financials (+17%) and health care (+16%) fared well but trailed the broader market, along with industrials (+13%) and materials (+10%). At the back of the pack were defensive sectors that struggled amid rising interest rates and investors’ preference for risk: telecom services (+3%), consumer staples (+1%) and utilities (+1%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 26.86%, trailing the 27.23% return of the Russell 1000® Growth Index. Relative to the index, the fund was hampered by security selection in the information technology and consumer staples sectors. In contrast, stock picking in industrials, consumer discretionary and energy contributed. In individual terms, the fund was hurt by our average underweighting in Netflix, a video-on-demand provider whose shares more than doubled on strong growth in earnings and new subscribers. At the recommendation of our models, we began adding exposure to the stock and finished with a relative overweighting in the name. Another detractor was Western Digital, a maker of computer hard-disk drives and other data-storage products. The company's shares returned -25%, partly reflecting the prospect of weaker storage pricing. We sold this position late in the period. Also hampering results was financial services company BGC Partners (-10%), another stock sold from the fund. On the positive side, we benefited from an average overweighting in online retail giant Amazon.com, whose shares more than doubled, reflecting extremely strong earnings driven primarily by growth in its market-leading cloud-computing business. Another top contributor was industrial conglomerate General Electric (-45%), a struggling benchmark component we did not hold throughout the 12 months. Further adding value was Michael Kors Holdings (+72%), a retailer and designer of apparel and accessories.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	7.5
Amazon.com, Inc.	6.3
Microsoft Corp.	5.7
Facebook, Inc. Class A	3.3
Alphabet, Inc. Class A	2.6
UnitedHealth Group, Inc.	2.3
Alphabet, Inc. Class C	2.2
Home Depot, Inc.	2.2
Visa, Inc. Class A	2.1
MasterCard, Inc. Class A	1.9
36.1

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	43.8
Consumer Discretionary	19.2
Health Care	15.3
Industrials	10.2
Consumer Staples	3.7
Financials	2.8
Materials	1.7
Real Estate	1.2
Telecommunication Services	0.5
Energy	0.5

Asset Allocation (% of fund's net assets)

As of August 31, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 1.2%

Fidelity® Large Cap Growth Enhanced Index Fund

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.2%
Auto Components - 0.9%
BorgWarner, Inc.	5,524	$241,785
Gentex Corp.	255,116	5,964,612
Lear Corp.	29,354	4,761,219
		10,967,616
Automobiles - 0.0%
Tesla, Inc. (a)	301	90,800
Diversified Consumer Services - 0.2%
Chegg, Inc. (a)	13,736	444,772
Grand Canyon Education, Inc. (a)	16,645	1,983,085
		2,427,857
Hotels, Restaurants & Leisure - 0.6%
Extended Stay America, Inc. unit	87,673	1,769,241
Hilton Worldwide Holdings, Inc.	11,252	873,380
Las Vegas Sands Corp.	71,556	4,681,194
Starbucks Corp.	3,029	161,900
		7,485,715
Household Durables - 0.8%
Garmin Ltd.	8,916	607,536
PulteGroup, Inc.	140,175	3,917,891
Toll Brothers, Inc.	115,299	4,177,283
		8,702,710
Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc. (a)	36,869	74,206,605
Netflix, Inc. (a)	36,917	13,573,643
The Booking Holdings, Inc. (a)	1,757	3,428,873
		91,209,121
Media - 2.1%
Comcast Corp. Class A	115,163	4,259,879
Omnicom Group, Inc.	78,728	5,457,425
The Walt Disney Co.	134,803	15,100,632
		24,817,936
Multiline Retail - 0.5%
Nordstrom, Inc.	92,359	5,804,763
Target Corp.	2,354	205,975
		6,010,738
Specialty Retail - 4.4%
Best Buy Co., Inc.	61,924	4,926,673
Gap, Inc.	92,603	2,810,501
Home Depot, Inc.	126,801	25,457,837
Lowe's Companies, Inc.	25,088	2,728,320
O'Reilly Automotive, Inc. (a)	11,538	3,870,076
Ross Stores, Inc.	82,395	7,891,793
TJX Companies, Inc.	20,727	2,279,348
Williams-Sonoma, Inc. (b)	28,167	1,978,168
		51,942,716
Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.	12,988	1,375,819
Columbia Sportswear Co.	5,173	469,191
Deckers Outdoor Corp. (a)	46,448	5,659,224
Michael Kors Holdings Ltd. (a)	48,567	3,526,936
NIKE, Inc. Class B	145,493	11,959,525
		22,990,695

TOTAL CONSUMER DISCRETIONARY		226,645,904

CONSUMER STAPLES - 3.7%
Beverages - 2.5%
Keurig Dr. Pepper, Inc.	5,281	120,407
PepsiCo, Inc.	154,852	17,344,973
The Coca-Cola Co.	271,100	12,082,927
		29,548,307
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	9,519	2,219,164
Walmart, Inc.	26,071	2,499,166
		4,718,330
Household Products - 0.4%
Colgate-Palmolive Co.	4,536	301,236
Procter & Gamble Co.	47,536	3,943,111
		4,244,347
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	9,067	1,270,468
Tobacco - 0.3%
Altria Group, Inc.	57,655	3,373,971

TOTAL CONSUMER STAPLES		43,155,423

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
CVR Energy, Inc.	13,236	503,630
PBF Energy, Inc. Class A	109,295	5,674,596
		6,178,226
FINANCIALS - 2.8%
Banks - 0.2%
Comerica, Inc.	20,973	2,044,448
Capital Markets - 1.2%
Evercore, Inc. Class A	21,323	2,263,436
LPL Financial	31,181	2,065,429
Morningstar, Inc.	27,665	3,937,283
MSCI, Inc.	30,180	5,440,247
S&P Global, Inc.	3,318	686,992
		14,393,387
Consumer Finance - 0.6%
American Express Co.	60,903	6,454,500
Capital One Financial Corp.	4,854	480,983
Discover Financial Services	3,795	296,465
		7,231,948
Insurance - 0.8%
Progressive Corp.	142,879	9,648,619

TOTAL FINANCIALS		33,318,402

HEALTH CARE - 15.3%
Biotechnology - 6.0%
AbbVie, Inc.	195,887	18,801,234
Alnylam Pharmaceuticals, Inc. (a)	594	72,866
Amgen, Inc.	81,930	16,370,433
Biogen, Inc. (a)	24,127	8,528,653
Celgene Corp. (a)	128,515	12,138,242
Gilead Sciences, Inc.	129,686	9,821,121
Neurocrine Biosciences, Inc. (a)	2,727	335,285
Regeneron Pharmaceuticals, Inc. (a)	12,340	5,019,295
Sarepta Therapeutics, Inc. (a)	834	115,125
		71,202,254
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	42,102	2,814,098
Baxter International, Inc.	25,291	1,880,892
Hill-Rom Holdings, Inc.	824	80,150
Hologic, Inc. (a)	7,166	284,920
		5,060,060
Health Care Providers & Services - 5.0%
Aetna, Inc.	2,115	423,571
Anthem, Inc.	1,090	288,556
Centene Corp. (a)	44,281	6,486,281
Cigna Corp.	40,707	7,666,756
Humana, Inc.	29,288	9,760,519
UnitedHealth Group, Inc.	103,002	27,651,917
Wellcare Health Plans, Inc. (a)	23,318	7,055,327
		59,332,927
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	172,801	10,463,101
Eli Lilly & Co.	109,588	11,577,972
Johnson & Johnson	83,985	11,311,940
Merck & Co., Inc.	102,500	7,030,475
Pfizer, Inc.	113,566	4,715,260
		45,098,748

TOTAL HEALTH CARE		180,693,989

INDUSTRIALS - 10.2%
Aerospace & Defense - 2.4%
Curtiss-Wright Corp.	4,729	633,450
Lockheed Martin Corp.	1,288	412,688
Raytheon Co.	28,632	5,710,366
The Boeing Co.	63,045	21,611,196
		28,367,700
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	7,256	891,617
Building Products - 0.0%
Armstrong World Industries, Inc. (a)	8,797	614,031
Commercial Services & Supplies - 1.5%
KAR Auction Services, Inc.	108,564	6,805,877
Republic Services, Inc.	42,986	3,153,453
Waste Management, Inc.	86,816	7,891,574
		17,850,904
Construction & Engineering - 0.3%
EMCOR Group, Inc.	37,741	3,023,054
Electrical Equipment - 0.5%
Emerson Electric Co.	57,654	4,423,791
GrafTech International Ltd.	68,253	1,261,315
		5,685,106
Industrial Conglomerates - 0.7%
3M Co.	16,149	3,406,147
Honeywell International, Inc.	33,552	5,336,781
		8,742,928
Machinery - 2.2%
Allison Transmission Holdings, Inc.	138,089	6,857,500
Caterpillar, Inc.	87,756	12,184,921
Cummins, Inc.	45,550	6,458,990
		25,501,411
Professional Services - 1.2%
Insperity, Inc.	49,865	5,976,320
Korn/Ferry International	4,922	330,414
Robert Half International, Inc.	88,493	6,918,383
TransUnion Holding Co., Inc.	15,352	1,156,006
		14,381,123
Road & Rail - 0.7%
CSX Corp.	31,380	2,327,141
Landstar System, Inc.	13,388	1,550,330
Union Pacific Corp.	33,434	5,035,829
		8,913,300
Trading Companies & Distributors - 0.6%
W.W. Grainger, Inc.	19,406	6,871,082

TOTAL INDUSTRIALS		120,842,256

INFORMATION TECHNOLOGY - 43.8%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	17,949	5,366,392
Cisco Systems, Inc.	125,162	5,978,989
F5 Networks, Inc. (a)	37,610	7,112,803
		18,458,184
Electronic Equipment & Components - 0.2%
Zebra Technologies Corp. Class A (a)	11,706	2,010,388
Internet Software & Services - 9.5%
Alphabet, Inc.:
Class A (a)	25,268	31,125,122
Class C (a)	21,145	25,758,628
CarGurus, Inc. Class A (b)	116,385	5,740,108
eBay, Inc. (a)	84,624	2,928,837
Etsy, Inc. (a)	8,634	420,389
Facebook, Inc. Class A (a)	220,155	38,687,838
GoDaddy, Inc. (a)	90,058	7,336,125
Yelp, Inc. (a)	5,634	265,474
		112,262,521
IT Services - 7.8%
Accenture PLC Class A	17,812	3,011,475
Alliance Data Systems Corp.	26,741	6,379,868
Broadridge Financial Solutions, Inc.	19,039	2,572,930
Cognizant Technology Solutions Corp. Class A	35,529	2,786,539
DXC Technology Co.	6,638	604,655
Fidelity National Information Services, Inc.	48,815	5,280,319
IBM Corp.	83,331	12,206,325
MasterCard, Inc. Class A	105,769	22,799,566
Maximus, Inc.	54,320	3,612,280
Paychex, Inc.	24,050	1,761,663
PayPal Holdings, Inc. (a)	32,346	2,986,506
Sabre Corp.	59,509	1,553,780
The Western Union Co.	117,767	2,228,152
Visa, Inc. Class A	166,979	24,527,545
		92,311,603
Semiconductors & Semiconductor Equipment - 5.9%
Applied Materials, Inc.	210,865	9,071,412
Broadcom, Inc.	47,623	10,430,866
Intel Corp.	118,130	5,721,036
KLA-Tencor Corp.	32,779	3,809,248
Lam Research Corp.	25,166	4,355,983
Maxim Integrated Products, Inc.	68,572	4,146,549
Micron Technology, Inc. (a)	184,799	9,705,643
NVIDIA Corp.	46,994	13,190,276
ON Semiconductor Corp. (a)	96,228	2,053,506
Texas Instruments, Inc.	60,722	6,825,153
		69,309,672
Software - 9.7%
Adobe Systems, Inc. (a)	64,813	17,078,874
Aspen Technology, Inc. (a)	3,808	439,291
Black Knight, Inc. (a)	38,974	2,081,212
Citrix Systems, Inc. (a)	43,865	5,001,487
Electronic Arts, Inc. (a)	3,162	358,602
Fortinet, Inc. (a)	16	1,340
Intuit, Inc.	48,415	10,625,640
Microsoft Corp.	600,449	67,448,436
Red Hat, Inc. (a)	55,661	8,222,800
Salesforce.com, Inc. (a)	18,071	2,759,080
Synopsys, Inc. (a)	4,977	508,351
		114,525,113
Technology Hardware, Storage & Peripherals - 9.1%
Apple, Inc.	389,427	88,645,269
HP, Inc.	238,649	5,882,698
NetApp, Inc.	88,818	7,710,291
Seagate Technology LLC	111,562	5,973,029
		108,211,287

TOTAL INFORMATION TECHNOLOGY		517,088,768

MATERIALS - 1.7%
Chemicals - 1.2%
Celanese Corp. Class A	35,003	4,089,400
Huntsman Corp.	184,257	5,617,996
Westlake Chemical Corp.	52,095	4,926,624
		14,634,020
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	205,717	5,998,708

TOTAL MATERIALS		20,632,728

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
CubeSmart (b)	39,917	1,219,464
Gaming & Leisure Properties	144,804	5,182,535
Hudson Pacific Properties, Inc.	31,394	1,062,373
Life Storage, Inc.	4,199	409,822
The GEO Group, Inc.	18,910	479,747
Weyerhaeuser Co.	166,498	5,779,146
		14,133,087
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	114,120	6,204,704
TOTAL COMMON STOCKS
(Cost $817,925,969)		1,168,893,487
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.13% 1/3/19 (c)
(Cost $992,767)	1,000,000	992,866
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.97% (d)	10,708,233	$10,710,375
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	6,006,654	6,007,255
TOTAL MONEY MARKET FUNDS
(Cost $16,717,630)		16,717,630
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $835,636,366)		1,186,603,983
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,617,916)
NET ASSETS - 100%		$1,181,986,067

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	88	Sept. 2018	$12,769,240	$514,839	$514,839

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $496,433.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$166,135
Fidelity Securities Lending Cash Central Fund	23,376
Total	$189,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$226,645,904	$226,645,904	$--	$--
Consumer Staples	43,155,423	43,155,423	--	--
Energy	6,178,226	6,178,226	--	--
Financials	33,318,402	33,318,402	--	--
Health Care	180,693,989	180,693,989	--	--
Industrials	120,842,256	120,842,256	--	--
Information Technology	517,088,768	517,088,768	--	--
Materials	20,632,728	20,632,728	--	--
Real Estate	14,133,087	14,133,087	--	--
Telecommunication Services	6,204,704	6,204,704	--	--
U.S. Government and Government Agency Obligations	992,866	--	992,866	--
Money Market Funds	16,717,630	16,717,630	--	--
Total Investments in Securities:	$1,186,603,983	$1,185,611,117	$992,866	$--
Derivative Instruments:
Assets
Futures Contracts	$514,839	$514,839	$--	$--
Total Assets	$514,839	$514,839	$--	$--
Total Derivative Instruments:	$514,839	$514,839	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$514,839	$0
Total Equity Risk	514,839	0
Total Value of Derivatives	$514,839	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value (including securities loaned of $5,911,120) — See accompanying schedule: Unaffiliated issuers (cost $818,918,736)	$1,169,886,353
Fidelity Central Funds (cost $16,717,630)	16,717,630
Total Investment in Securities (cost $835,636,366)		$1,186,603,983
Segregated cash with brokers for derivative instruments		1,663
Receivable for fund shares sold		918,099
Dividends receivable		1,452,793
Distributions receivable from Fidelity Central Funds		21,007
Receivable for daily variation margin on futures contracts		1,110
Total assets		1,188,998,655
Liabilities
Payable for fund shares redeemed	629,266
Accrued management fee	375,037
Collateral on securities loaned	6,008,285
Total liabilities		7,012,588
Net Assets		$1,181,986,067
Net Assets consist of:
Paid in capital		$773,402,065
Undistributed net investment income		7,947,045
Accumulated undistributed net realized gain (loss) on investments		49,154,501
Net unrealized appreciation (depreciation) on investments		351,482,456
Net Assets, for 54,776,497 shares outstanding		$1,181,986,067
Net Asset Value, offering price and redemption price per share ($1,181,986,067 ÷ 54,776,497 shares)		$21.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$16,257,893
Interest		13,350
Income from Fidelity Central Funds (including $23,376 from security lending)		189,511
Total income		16,460,754
Expenses
Management fee	$4,059,297
Independent trustees' fees and expenses	12,735
Miscellaneous	27,056
Total expenses before reductions	4,099,088
Expense reductions	(491)
Total expenses after reductions		4,098,597
Net investment income (loss)		12,362,157
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,828,383
Fidelity Central Funds	97
Futures contracts	1,345,171
Total net realized gain (loss)		67,173,651
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	166,195,218
Fidelity Central Funds	(1,041)
Futures contracts	360,294
Total change in net unrealized appreciation (depreciation)		166,554,471
Net gain (loss)		233,728,122
Net increase (decrease) in net assets resulting from operations		$246,090,279

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,362,157	$6,482,495	$9,269,617
Net realized gain (loss)	67,173,651	16,535,611	11,025,224
Change in net unrealized appreciation (depreciation)	166,554,471	38,291,752	102,035,283
Net increase (decrease) in net assets resulting from operations	246,090,279	61,309,858	122,330,124
Distributions to shareholders from net investment income	(9,595,922)	(2,076,402)	(7,111,776)
Distributions to shareholders from net realized gain	(24,876,385)	(8,201,785)	–
Total distributions	(34,472,307)	(10,278,187)	(7,111,776)
Share transactions
Proceeds from sales of shares	257,337,762	148,068,388	438,141,867
Reinvestment of distributions	32,926,414	9,882,890	6,777,223
Cost of shares redeemed	(244,227,679)	(110,113,958)	(183,763,026)
Net increase (decrease) in net assets resulting from share transactions	46,036,497	47,837,320	261,156,064
Total increase (decrease) in net assets	257,654,469	98,868,991	376,374,412
Net Assets
Beginning of period	924,331,598	825,462,607	449,088,195
End of period	$1,181,986,067	$924,331,598	$825,462,607
Other Information
Undistributed net investment income end of period	$7,947,045	$6,064,111	$2,048,261
Shares
Sold	13,103,171	8,778,514	28,762,124
Issued in reinvestment of distributions	1,756,075	600,784	429,482
Redeemed	(12,568,315)	(6,458,191)	(12,024,884)
Net increase (decrease)	2,290,931	2,921,107	17,166,722

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Enhanced Index Fund

Years ended August 31,	2018	2017 A	2017 B	2016 C	2015 B	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$17.61	$16.65	$13.86	$15.42	$14.22	$11.77
Income from Investment Operations
Net investment income (loss)D	.23	.12	.22	.20	.20	.18
Net realized and unrealized gain (loss)	4.40	1.04	2.73	(1.09)	2.15	3.15
Total from investment operations	4.63	1.16	2.95	(.89)	2.35	3.33
Distributions from net investment income	(.18)	(.04)	(.16)	(.18)	(.15)	(.17)
Distributions from net realized gain	(.48)	(.16)	–	(.49)	(1.00)	(.71)
Total distributions	(.66)	(.20)	(.16)	(.67)	(1.15)	(.88)
Net asset value, end of period	$21.58	$17.61	$16.65	$13.86	$15.42	$14.22
Total ReturnE,F	26.86%	7.04%	21.33%	(6.01)%	17.46%	29.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.39%	.40%I	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%	.40%I	.45%	.45%	.45%	.45%
Expenses net of all reductions	.39%	.40%I	.45%	.45%	.45%	.45%
Net investment income (loss)	1.18%	1.44%I	1.43%	1.38%	1.37%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,181,986	$924,332	$825,463	$449,088	$404,087	$248,855
Portfolio turnover rateJ	100%	110%I	86%	89%	69%	83%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Value Enhanced Index Fund	15.20%	12.14%	9.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Enhanced Index Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Period Ending Values
$24,222	Fidelity® Large Cap Value Enhanced Index Fund
$23,522	Russell 1000® Value Index

Fidelity® Large Cap Value Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 19.66% for the year ending August 31, 2018, as the U.S. equity bellwether overcame resurgent volatility to achieve a record close in late August. The previous high on January 26 came just before stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.10% in the final two months of the period. For the full 12 months, growth handily topped value, while small-caps bested large-caps. By sector, information technology (+33%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its roughly 32% gain driven by retailers. Energy (+22%) moved higher alongside oil prices. Financials (+17%) and health care (+16%) fared well but trailed the broader market, along with industrials (+13%) and materials (+10%). At the back of the pack were defensive sectors that struggled amid rising interest rates and investors’ preference for risk: telecom services (+3%), consumer staples (+1%) and utilities (+1%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 15.20%, outpacing the 12.47% return of the Russell 1000® Value Index. Relative to the index, the fund benefited from strong security selection in the consumer discretionary sector, while stock picking in consumer staples, industrials and health care also contributed. In contrast, security selection in telecommunication services and materials was slightly negative. On an individual basis, the fund's top relative contributor was industrial conglomerate General Electric (-45%), a struggling benchmark component we significantly underweighted throughout the 12 months. During the period, GE encountered various business challenges. At the recommendation of our models, we reduced our modest GE stake during the period. Similarly, our relative underweighting in tobacco manufacturer Philip Morris International contributed to results in light of the stock's -30% return. Overweighting energy-refining company Valero Energy (+78%) also contributed. In contrast, the fund was hurt by a position in Western Digital, a maker of computer hard-disk drives and other data-storage products. The company's shares returned -27%, partly reflecting the prospect of weaker storage pricing. Automaker Ford also struggled this period, as the stock returned about -9% for the fund, reflecting the company's disappointing profit outlook and expectation for a longer-than-anticipated business turnaround.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	3.3
Exxon Mobil Corp.	2.9
Bank of America Corp.	2.6
Johnson & Johnson	2.6
Pfizer, Inc.	2.3
Cisco Systems, Inc.	2.2
Intel Corp.	2.1
Chevron Corp.	2.1
Berkshire Hathaway, Inc. Class B	2.1
AT&T, Inc.	2.1
24.3

Top Market Sectors as of August 31, 2018

% of fund's net assets
Financials	21.5
Health Care	16.4
Information Technology	11.8
Consumer Discretionary	10.1
Energy	9.2
Consumer Staples	7.7
Industrials	7.0
Utilities	4.5
Materials	3.9
Real Estate	3.4

Asset Allocation (% of fund's net assets)

As of August 31, 2018*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.8%

Fidelity® Large Cap Value Enhanced Index Fund

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.1%
BorgWarner, Inc.	101,514	$4,443,268
Automobiles - 0.7%
Ford Motor Co.	2,943,475	27,904,143
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	9,154	1,093,262
Grand Canyon Education, Inc. (a)	19,070	2,272,000
		3,365,262
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp.	20,463	1,258,270
Extended Stay America, Inc. unit	14,941	301,509
McDonald's Corp.	59,287	9,618,130
U.S. Foods Holding Corp. (a)	263,855	8,599,034
		19,776,943
Household Durables - 0.9%
Garmin Ltd.	259,206	17,662,297
Toll Brothers, Inc.	472,169	17,106,683
		34,768,980
Media - 3.3%
Comcast Corp. Class A	1,654,038	61,182,866
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	92,307	4,314,429
Liberty SiriusXM Series C (a)	113,192	5,324,552
Tegna, Inc.	144,982	1,687,590
The Walt Disney Co.	297,565	33,333,231
Tribune Media Co. Class A	282,488	10,420,982
Viacom, Inc. Class B (non-vtg.)	433,351	12,688,517
		128,952,167
Multiline Retail - 1.5%
Kohl's Corp.	262,607	20,774,840
Macy's, Inc.	517,270	18,906,219
Target Corp.	200,585	17,551,188
		57,232,247
Specialty Retail - 1.6%
AutoNation, Inc. (a)	69,149	3,135,907
Best Buy Co., Inc.	133,742	10,640,514
Dick's Sporting Goods, Inc.	474,391	17,761,199
Foot Locker, Inc.	46,654	2,300,042
Gap, Inc.	537,472	16,312,275
Penske Automotive Group, Inc.	5,087	267,729
Ross Stores, Inc.	144,896	13,878,139
		64,295,805
Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co.	21,225	1,925,108
Deckers Outdoor Corp. (a)	133,449	16,259,426
Michael Kors Holdings Ltd. (a)	258,126	18,745,110
PVH Corp.	40,206	5,755,891
Ralph Lauren Corp.	97,964	13,010,599
		55,696,134

TOTAL CONSUMER DISCRETIONARY		396,434,949

CONSUMER STAPLES - 7.7%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	110,493	7,374,303
PepsiCo, Inc.	222,336	24,903,855
The Coca-Cola Co.	250,696	11,173,521
		43,451,679
Food & Staples Retailing - 2.5%
Kroger Co.	271,212	8,543,178
Walgreens Boots Alliance, Inc.	398,086	27,292,776
Walmart, Inc.	628,369	60,235,452
		96,071,406
Food Products - 1.6%
Archer Daniels Midland Co.	549,966	27,718,286
ConAgra Foods, Inc.	285,956	10,508,883
Tyson Foods, Inc. Class A	401,807	25,237,498
		63,464,667
Household Products - 2.1%
Church & Dwight Co., Inc.	19,386	1,096,860
Colgate-Palmolive Co.	29,434	1,954,712
Procter & Gamble Co.	947,455	78,591,392
		81,642,964
Tobacco - 0.4%
Philip Morris International, Inc.	195,618	15,236,686

TOTAL CONSUMER STAPLES		299,867,402

ENERGY - 9.2%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.	97,197	6,138,963
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	125,563	8,086,257
Andeavor	11,554	1,765,336
Antero Resources Corp. (a)(b)	493,139	9,128,003
Chevron Corp.	704,980	83,511,931
ConocoPhillips Co.	613,745	45,067,295
Exxon Mobil Corp.	1,423,732	114,140,594
HollyFrontier Corp.	170,915	12,736,586
Kinder Morgan, Inc.	32,670	578,259
Marathon Oil Corp.	445,064	9,573,327
Marathon Petroleum Corp.	364,347	29,982,115
Murphy Oil Corp.	219,891	6,779,240
PBF Energy, Inc. Class A	77,754	4,036,988
Phillips 66 Co.	25,853	3,063,839
Valero Energy Corp.	225,425	26,573,099
		355,022,869

TOTAL ENERGY		361,161,832

FINANCIALS - 21.5%
Banks - 11.5%
Associated Banc-Corp.	36,935	1,006,479
Bank of America Corp.	3,302,429	102,144,129
Citigroup, Inc.	1,000,184	71,253,108
Fifth Third Bancorp	25,188	741,283
JPMorgan Chase & Co.	1,128,934	129,353,250
M&T Bank Corp.	132,065	23,395,315
Peoples United Financial, Inc.	557,613	10,321,417
PNC Financial Services Group, Inc.	79,249	11,375,401
Regions Financial Corp.	985,515	19,178,122
TCF Financial Corp.	21,492	544,822
U.S. Bancorp	109,661	5,933,757
Wells Fargo & Co.	1,325,485	77,514,363
		452,761,446
Capital Markets - 1.3%
CME Group, Inc.	25,116	4,388,519
Goldman Sachs Group, Inc.	31,844	7,572,822
LPL Financial	43,881	2,906,677
Morgan Stanley	754,893	36,861,425
Northern Trust Corp.	2,667	286,596
State Street Corp.	967	84,042
		52,100,081
Consumer Finance - 2.4%
Ally Financial, Inc.	137,859	3,705,650
American Express Co.	260,007	27,555,542
Capital One Financial Corp.	288,351	28,572,701
Discover Financial Services	116,565	9,106,058
OneMain Holdings, Inc. (a)	12,776	468,879
Synchrony Financial	757,748	23,997,879
		93,406,709
Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc. Class B (a)	385,486	80,458,638
Donnelley Financial Solutions, Inc. (a)	15,020	313,768
Jefferies Financial Group, Inc.	151,175	3,510,284
		84,282,690
Insurance - 2.9%
AFLAC, Inc.	452,671	20,931,507
Allstate Corp.	199,328	20,046,417
American National Insurance Co.	4,905	629,508
First American Financial Corp.	378,783	21,537,601
FNF Group	300,476	12,049,088
Loews Corp.	466,406	23,464,886
Old Republic International Corp.	484,023	10,735,630
Progressive Corp.	22,964	1,550,759
Unum Group	73,761	2,720,306
		113,665,702
Mortgage Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	2,159,935	22,938,510
Chimera Investment Corp.	410,723	7,651,769
MFA Financial, Inc.	1,504,203	11,522,195
New Residential Investment Corp.	263,349	4,890,391
Two Harbors Investment Corp.	85,093	1,329,153
		48,332,018

TOTAL FINANCIALS		844,548,646

HEALTH CARE - 16.4%
Biotechnology - 1.4%
Amgen, Inc.	113,919	22,762,155
Biogen, Inc. (a)	7,881	2,785,855
Gilead Sciences, Inc.	358,738	27,167,229
United Therapeutics Corp. (a)	16,323	2,007,566
		54,722,805
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	345,213	23,074,037
Baxter International, Inc.	348,712	25,933,711
Medtronic PLC	166,629	16,064,702
		65,072,450
Health Care Providers & Services - 4.7%
Aetna, Inc.	36,511	7,312,058
Anthem, Inc.	146,456	38,771,297
Centene Corp. (a)	146,490	21,457,855
Cigna Corp.	145,887	27,476,358
CVS Health Corp.	568,851	42,800,349
Express Scripts Holding Co. (a)	94,838	8,347,641
Humana, Inc.	65,230	21,738,550
Laboratory Corp. of America Holdings (a)	2,398	414,542
Quest Diagnostics, Inc.	122,723	13,497,076
UnitedHealth Group, Inc.	761	204,298
Universal Health Services, Inc. Class B	1,849	240,666
Wellcare Health Plans, Inc. (a)	9,723	2,941,888
		185,202,578
Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	2,361	768,033
Thermo Fisher Scientific, Inc.	17,050	4,076,655
		4,844,688
Pharmaceuticals - 8.5%
Allergan PLC	60,801	11,656,160
Bristol-Myers Squibb Co.	564,143	34,158,859
Eli Lilly & Co.	241,806	25,546,804
Johnson & Johnson	756,295	101,865,374
Merck & Co., Inc.	1,016,416	69,715,973
Pfizer, Inc.	2,143,662	89,004,846
		331,948,016

TOTAL HEALTH CARE		641,790,537

INDUSTRIALS - 7.0%
Aerospace & Defense - 0.7%
Rockwell Collins, Inc.	12,557	1,707,124
Teledyne Technologies, Inc. (a)	10,946	2,597,048
United Technologies Corp.	163,523	21,535,979
		25,840,151
Commercial Services & Supplies - 1.4%
KAR Auction Services, Inc.	284,598	17,841,449
LSC Communications, Inc.	61,739	755,068
Republic Services, Inc.	269,113	19,742,130
Waste Management, Inc.	203,427	18,491,514
		56,830,161
Construction & Engineering - 0.0%
EMCOR Group, Inc.	18,293	1,465,269
Electrical Equipment - 1.2%
AMETEK, Inc.	68,354	5,260,524
Eaton Corp. PLC	361,919	30,089,946
Emerson Electric Co.	150,724	11,565,053
		46,915,523
Industrial Conglomerates - 0.8%
General Electric Co.	904,897	11,709,367
Honeywell International, Inc.	131,438	20,906,528
		32,615,895
Machinery - 2.2%
AGCO Corp.	348,025	20,763,172
Caterpillar, Inc.	156,331	21,706,559
Cummins, Inc.	164,097	23,268,955
Oshkosh Corp.	75,365	5,295,145
Pentair PLC	269,158	11,702,990
Snap-On, Inc.	26,382	4,663,810
		87,400,631
Professional Services - 0.4%
Manpower, Inc.	84,643	7,933,588
Robert Half International, Inc.	97,677	7,636,388
		15,569,976
Road & Rail - 0.2%
Union Pacific Corp.	49,074	7,391,526
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A	42,216	1,950,801

TOTAL INDUSTRIALS		275,979,933

INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 3.1%
Arris International PLC (a)	472,730	12,248,434
Cisco Systems, Inc.	1,770,686	84,585,670
Juniper Networks, Inc.	819,773	23,306,146
		120,140,250
Electronic Equipment & Components - 0.0%
Avnet, Inc.	17,817	862,343
Dell Technologies, Inc. (a)	2,310	222,153
Vishay Intertechnology, Inc.	16,636	395,937
		1,480,433
Internet Software & Services - 0.6%
eBay, Inc. (a)	615,823	21,313,634
IT Services - 2.2%
Amdocs Ltd.	64,257	4,194,697
Booz Allen Hamilton Holding Corp. Class A	68,414	3,500,060
Conduent, Inc. (a)	373,080	8,647,994
CoreLogic, Inc. (a)	56,652	2,880,188
DXC Technology Co.	251,729	22,929,995
IBM Corp.	210,508	30,835,212
Sabre Corp.	91,365	2,385,540
The Western Union Co.	646,041	12,223,096
		87,596,782
Semiconductors & Semiconductor Equipment - 2.8%
Intel Corp.	1,736,437	84,095,644
Micron Technology, Inc. (a)	269,964	14,178,509
NXP Semiconductors NV (a)	26,411	2,459,921
Qualcomm, Inc.	130,170	8,943,981
		109,678,055
Software - 1.4%
Intuit, Inc.	4,050	888,854
Oracle Corp.	334,498	16,249,913
Symantec Corp.	1,197,250	24,136,560
Synopsys, Inc. (a)	67,104	6,854,003
Zynga, Inc. (a)	1,348,185	5,608,450
		53,737,780
Technology Hardware, Storage & Peripherals - 1.7%
Hewlett Packard Enterprise Co.	201,846	3,336,514
HP, Inc.	888,802	21,908,969
Seagate Technology LLC	155,767	8,339,765
Western Digital Corp.	391,710	24,771,740
Xerox Corp.	335,169	9,337,808
		67,694,796

TOTAL INFORMATION TECHNOLOGY		461,641,730

MATERIALS - 3.9%
Chemicals - 1.7%
Celanese Corp. Class A	8,390	980,204
DowDuPont, Inc.	355,608	24,938,789
Eastman Chemical Co.	204,907	19,882,126
Huntsman Corp.	671,278	20,467,266
NewMarket Corp.	571	228,994
The Mosaic Co.	17,179	537,187
		67,034,566
Construction Materials - 0.1%
nVent Electric PLC	155,438	4,366,253
Metals & Mining - 1.5%
Freeport-McMoRan, Inc.	1,096,627	15,407,609
Newmont Mining Corp.	649,312	20,148,151
Nucor Corp.	174,892	10,930,750
Reliance Steel & Aluminum Co.	146,199	12,849,430
		59,335,940
Paper & Forest Products - 0.6%
Domtar Corp.	375,125	19,093,863
Louisiana-Pacific Corp.	158,440	4,620,110
		23,713,973

TOTAL MATERIALS		154,450,732

REAL ESTATE - 3.4%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Apple Hospitality (REIT), Inc.	526,112	9,285,877
Brixmor Property Group, Inc.	577,127	10,515,254
Corrections Corp. of America	187,529	4,855,126
Equity Commonwealth (a)	81,175	2,602,471
Gaming & Leisure Properties	474,672	16,988,511
Life Storage, Inc.	34,065	3,324,744
Park Hotels & Resorts, Inc.	667,499	22,327,842
Retail Properties America, Inc.	237,692	3,025,819
Senior Housing Properties Trust (SBI)	162,052	3,096,814
Spirit MTA REIT	107,659	1,154,104
Spirit Realty Capital, Inc.	2,403,791	20,119,731
The GEO Group, Inc.	8,451	214,402
Weyerhaeuser Co.	772,215	26,803,583
		124,314,278
Real Estate Management & Development - 0.2%
VICI Properties, Inc.	495,905	10,369,374

TOTAL REAL ESTATE		134,683,652

TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	2,506,093	80,044,610
Verizon Communications, Inc.	962,144	52,311,769
		132,356,379
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	11,878	356,815
U.S. Cellular Corp. (a)	2,146	91,763
		448,578

TOTAL TELECOMMUNICATION SERVICES		132,804,957

UTILITIES - 4.5%
Electric Utilities - 2.8%
Duke Energy Corp.	65,190	5,296,036
Entergy Corp.	116,132	9,707,474
Eversource Energy	5,719	357,037
Exelon Corp.	740,561	32,369,921
NextEra Energy, Inc.	63,021	10,719,872
OGE Energy Corp.	584,948	21,543,635
PG&E Corp.	145,788	6,732,490
Portland General Electric Co.	170,526	7,912,406
PPL Corp.	513,533	15,272,471
		109,911,342
Gas Utilities - 0.6%
National Fuel Gas Co.	47,056	2,613,020
UGI Corp.	418,286	22,608,358
		25,221,378
Multi-Utilities - 1.1%
Ameren Corp.	172,334	10,896,679
CenterPoint Energy, Inc.	411,804	11,444,033
CMS Energy Corp.	46,817	2,305,269
DTE Energy Co.	24,386	2,710,260
MDU Resources Group, Inc.	427,844	11,932,569
Public Service Enterprise Group, Inc.	49,123	2,571,589
		41,860,399

TOTAL UTILITIES		176,993,119

TOTAL COMMON STOCKS
(Cost $3,357,505,790)		3,880,357,489
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.11% 1/3/19 (c)
(Cost $1,737,423)	1,750,000	1,737,516
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.97% (d)	33,132,432	$33,139,059
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	9,125,626	9,126,538
TOTAL MONEY MARKET FUNDS
(Cost $42,265,597)		42,265,597
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,401,508,810)		3,924,360,602
NET OTHER ASSETS (LIABILITIES) - 0.0%		917,145
NET ASSETS - 100%		$3,925,277,747

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	308	Sept. 2018	$44,692,340	$1,874,472	$1,874,472

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,737,516.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$626,993
Fidelity Securities Lending Cash Central Fund	83,830
Total	$710,823

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$396,434,949	$396,434,949	$--	$--
Consumer Staples	299,867,402	299,867,402	--	--
Energy	361,161,832	361,161,832	--	--
Financials	844,548,646	844,548,646	--	--
Health Care	641,790,537	641,790,537	--	--
Industrials	275,979,933	275,979,933	--	--
Information Technology	461,641,730	461,641,730	--	--
Materials	154,450,732	154,450,732	--	--
Real Estate	134,683,652	134,683,652	--	--
Telecommunication Services	132,804,957	132,804,957	--	--
Utilities	176,993,119	176,993,119	--	--
U.S. Government and Government Agency Obligations	1,737,516	--	1,737,516	--
Money Market Funds	42,265,597	42,265,597	--	--
Total Investments in Securities:	$3,924,360,602	$3,922,623,086	$1,737,516	$--
Derivative Instruments:
Assets
Futures Contracts	$1,874,472	$1,874,472	$--	$--
Total Assets	$1,874,472	$1,874,472	$--	$--
Total Derivative Instruments:	$1,874,472	$1,874,472	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,874,472	$0
Total Equity Risk	1,874,472	0
Total Value of Derivatives	$1,874,472	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value (including securities loaned of $8,782,995) — See accompanying schedule: Unaffiliated issuers (cost $3,359,243,213)	$3,882,095,005
Fidelity Central Funds (cost $42,265,597)	42,265,597
Total Investment in Securities (cost $3,401,508,810)		$3,924,360,602
Segregated cash with brokers for derivative instruments		2,921
Receivable for investments sold		18,597,615
Receivable for fund shares sold		3,873,347
Dividends receivable		9,949,516
Distributions receivable from Fidelity Central Funds		59,612
Receivable for daily variation margin on futures contracts		1,481
Total assets		3,956,845,094
Liabilities
Payable for investments purchased	$19,298,193
Payable for fund shares redeemed	1,872,253
Accrued management fee	1,262,343
Payable for daily variation margin on futures contracts	433
Collateral on securities loaned	9,134,125
Total liabilities		31,567,347
Net Assets		$3,925,277,747
Net Assets consist of:
Paid in capital		$3,236,239,000
Undistributed net investment income		53,264,514
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		111,047,969
Net unrealized appreciation (depreciation) on investments		524,726,264
Net Assets, for 284,302,225 shares outstanding		$3,925,277,747
Net Asset Value, offering price and redemption price per share ($3,925,277,747 ÷ 284,302,225 shares)		$13.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$94,091,893
Interest		61,908
Income from Fidelity Central Funds (including $83,830 from security lending)		710,823
Total income		94,864,624
Expenses
Management fee	$13,817,937
Independent trustees' fees and expenses	42,741
Interest	5,648
Miscellaneous	69,565
Total expenses before reductions	13,935,891
Expense reductions	(1,678)
Total expenses after reductions		13,934,213
Net investment income (loss)		80,930,411
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	167,261,980
Fidelity Central Funds	(5,306)
Foreign currency transactions	105,583
Futures contracts	4,050,009
Total net realized gain (loss)		171,412,266
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	235,121,118
Fidelity Central Funds	(3,210)
Assets and liabilities in foreign currencies	(348)
Futures contracts	1,231,458
Total change in net unrealized appreciation (depreciation)		236,349,018
Net gain (loss)		407,761,284
Net increase (decrease) in net assets resulting from operations		$488,691,695

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,930,411	$33,327,028	$45,932,334
Net realized gain (loss)	171,412,266	52,871,856	45,434,277
Change in net unrealized appreciation (depreciation)	236,349,018	(65,046,421)	416,077,031
Net increase (decrease) in net assets resulting from operations	488,691,695	21,152,463	507,443,642
Distributions to shareholders from net investment income	(54,064,321)	(9,524,832)	(38,789,221)
Distributions to shareholders from net realized gain	(84,958,215)	(20,240,257)	–
Total distributions	(139,022,536)	(29,765,089)	(38,789,221)
Share transactions
Proceeds from sales of shares	3,117,051,859	585,123,239	1,358,650,321
Reinvestment of distributions	135,660,919	28,992,659	37,834,856
Cost of shares redeemed	(2,739,945,144)	(431,889,605)	(544,200,825)
Net increase (decrease) in net assets resulting from share transactions	512,767,634	182,226,293	852,284,352
Total increase (decrease) in net assets	862,436,793	173,613,667	1,320,938,773
Net Assets
Beginning of period	3,062,840,954	2,889,227,287	1,568,288,514
End of period	$3,925,277,747	$3,062,840,954	$2,889,227,287
Other Information
Undistributed net investment income end of period	$53,264,514	$31,818,640	$9,477,261
Shares
Sold	238,097,759	47,098,344	117,663,726
Issued in reinvestment of distributions	10,395,472	2,384,267	3,143,198
Redeemed	(209,314,245)	(34,998,563)	(47,915,162)
Net increase (decrease)	39,178,986	14,484,048	72,891,762

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Enhanced Index Fund

Years ended August 31,	2018	2017 A	2017 B	2016 C	2015 B	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.53	$9.94	$11.38	$10.21	$8.89
Income from Investment Operations
Net investment income (loss)D	.30	.14	.25	.24	.26E	.20
Net realized and unrealized gain (loss)	1.57	(.04)	2.55	(1.32)	1.28	1.87
Total from investment operations	1.87	.10	2.80	(1.08)	1.54	2.07
Distributions from net investment income	(.22)	(.04)	(.21)	(.21)	(.12)	(.16)
Distributions from net realized gain	(.34)	(.09)	–	(.15)	(.24)	(.59)
Total distributions	(.56)	(.13)	(.21)	(.36)	(.37)F	(.75)
Net asset value, end of period	$13.81	$12.50	$12.53	$9.94	$11.38	$10.21
Total ReturnG,H	15.20%	.79%	28.30%	(9.69)%	15.37%	23.92%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%	.40%K	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%	.40%K	.45%	.45%	.45%	.45%
Expenses net of all reductions	.39%	.40%K	.45%	.45%	.45%	.45%
Net investment income (loss)	2.27%	2.27%K	2.23%	2.20%	2.34%E	2.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,925,278	$3,062,841	$2,889,227	$1,568,289	$1,105,349	$180,081
Portfolio turnover rateL	99%	93%K	81%	88%	76%M	85%

 A For the six month period ended August 31. The Fund changed its fiscal year from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%.

 F Total distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Large Cap Core Enhanced Index Fund	22.32%	14.20%	10.58%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Core Enhanced Index Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$27,338	Fidelity® Large Cap Core Enhanced Index Fund
$28,044	S&P 500® Index

Fidelity® Large Cap Core Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 19.66% for the year ending August 31, 2018, as the U.S. equity bellwether overcame resurgent volatility to achieve a record close in late August. The previous high on January 26 came just before stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.10% in the final two months of the period. For the full 12 months, growth handily topped value, while small-caps bested large-caps. By sector, information technology (+33%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its roughly 32% gain driven by retailers. Energy (+22%) moved higher alongside oil prices. Financials (+17%) and health care (+16%) fared well but trailed the broader market, along with industrials (+13%) and materials (+10%). At the back of the pack were defensive sectors that struggled amid rising interest rates and investors’ preference for risk: telecom services (+3%), consumer staples (+1%) and utilities (+1%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 22.32%, outpacing the 19.66% return of the S&P 500® index. Relative to the index, the fund benefited from strong security selection in the industrials sector, while stock picking in energy, health care and consumer staples also contributed. In contrast, security selection in materials and telecommunication services was slightly negative. On an individual basis, our top relative contributor was industrial conglomerate General Electric (-45%), a struggling benchmark component we significantly underweighted throughout the 12 months and ultimately sold before period end. Similarly, our relative underweighting in tobacco manufacturer Philip Morris International added to the fund's relative result in light of the stock's -30% return. At period end, we held only a very small stake in this name. Overweighting energy-refining company Valero Energy (+79%) also contributed. In contrast, the fund was hurt by our lack of a position in strong-performing benchmark component Netflix, a video-on-demand provider whose shares more than doubled on strong growth in earnings and new subscribers. Another notable relative detractor was Western Digital, a maker of computer hard-disk drives and other data-storage products. The company's shares returned -27%, partly reflecting the prospect of weaker storage pricing.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Apple, Inc.	4.6
Microsoft Corp.	3.9
Amazon.com, Inc.	3.6
JPMorgan Chase & Co.	2.0
Facebook, Inc. Class A	2.0
Johnson & Johnson	1.9
Exxon Mobil Corp.	1.8
Bank of America Corp.	1.7
Alphabet, Inc. Class C	1.6
UnitedHealth Group, Inc.	1.5
24.6

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	27.6
Health Care	15.9
Consumer Discretionary	13.8
Financials	11.6
Industrials	8.2
Consumer Staples	5.9
Energy	5.8
Materials	2.9
Telecommunication Services	2.8
Utilities	1.4

Asset Allocation (% of fund's net assets)

As of August 31, 2018*
Stocks and Equity Futures	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 1.4%

Fidelity® Large Cap Core Enhanced Index Fund

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.2%
Gentex Corp.	63,903	$1,494,052
Automobiles - 0.5%
Ford Motor Co.	399,691	3,789,071
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	5,401	645,041
Grand Canyon Education, Inc. (a)	4,792	570,919
		1,215,960
Hotels, Restaurants & Leisure - 0.2%
Hilton Worldwide Holdings, Inc.	19,552	1,517,626
McDonald's Corp.	851	138,058
		1,655,684
Household Durables - 0.2%
Taylor Morrison Home Corp. (a)	85,529	1,664,394
Internet & Direct Marketing Retail - 4.2%
Amazon.com, Inc. (a)	13,696	27,566,076
Netflix, Inc. (a)	12,552	4,615,119
		32,181,195
Media - 2.0%
Comcast Corp. Class A	91,231	3,374,635
The Walt Disney Co.	78,941	8,842,971
Twenty-First Century Fox, Inc. Class A	11,408	517,923
Viacom, Inc. Class B (non-vtg.)	71,156	2,083,448
		14,818,977
Multiline Retail - 0.9%
Kohl's Corp.	45,792	3,622,605
Macy's, Inc.	49,020	1,791,681
Target Corp.	14,231	1,245,213
		6,659,499
Specialty Retail - 3.6%
Best Buy Co., Inc.	23,197	1,845,553
Dick's Sporting Goods, Inc.	14,232	532,846
Gap, Inc.	76,748	2,329,302
Home Depot, Inc.	53,281	10,697,226
O'Reilly Automotive, Inc. (a)	2,982	1,000,222
Ross Stores, Inc.	42,595	4,079,749
Tiffany & Co., Inc.	18,040	2,212,606
TJX Companies, Inc.	40,617	4,466,651
		27,164,155
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	32,220	3,925,685
NIKE, Inc. Class B	38,912	3,198,566
Ralph Lauren Corp.	27,003	3,586,268
VF Corp.	35,139	3,237,356
		13,947,875

TOTAL CONSUMER DISCRETIONARY		104,590,862

CONSUMER STAPLES - 5.9%
Beverages - 2.0%
PepsiCo, Inc.	76,046	8,517,912
The Coca-Cola Co.	154,414	6,882,232
		15,400,144
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	13,071	3,047,242
Kroger Co.	30,988	976,122
Walgreens Boots Alliance, Inc.	11,402	781,721
Walmart, Inc.	83,507	8,004,981
		12,810,066
Food Products - 0.0%
Mondelez International, Inc.	6,228	266,060
Household Products - 2.1%
Colgate-Palmolive Co.	80,420	5,340,692
Kimberly-Clark Corp.	2,139	247,140
Procter & Gamble Co.	122,306	10,145,283
		15,733,115
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	5,706	799,525
Tobacco - 0.0%
Philip Morris International, Inc.	735	57,249

TOTAL CONSUMER STAPLES		45,066,159

ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Chevron Corp.	88,240	10,452,910
ConocoPhillips Co.	87,835	6,449,724
Exxon Mobil Corp.	173,416	13,902,761
HollyFrontier Corp.	56,231	4,190,334
Marathon Petroleum Corp.	47,881	3,940,127
ONEOK, Inc.	3,333	219,678
Peabody Energy Corp.	37,388	1,544,498
Valero Energy Corp.	24,232	2,856,468
		43,556,500
FINANCIALS - 11.6%
Banks - 6.2%
Associated Banc-Corp.	18,210	496,223
Bank of America Corp.	405,901	12,554,518
Citigroup, Inc.	120,809	8,606,433
Comerica, Inc.	3,963	386,313
JPMorgan Chase & Co.	134,040	15,358,303
M&T Bank Corp.	3,583	634,728
Peoples United Financial, Inc.	39,613	733,237
Webster Financial Corp.	5,992	391,757
Wells Fargo & Co.	132,162	7,728,834
		46,890,346
Capital Markets - 0.8%
Morgan Stanley	89,002	4,345,968
Morningstar, Inc.	2,892	411,589
S&P Global, Inc.	4,570	946,219
Thomson Reuters Corp.	16,327	726,145
		6,429,921
Consumer Finance - 0.8%
American Express Co.	40,325	4,273,644
Discover Financial Services	20,353	1,589,976
Synchrony Financial	7,152	226,504
		6,090,124
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	38,813	8,101,049
Insurance - 1.7%
AFLAC, Inc.	49,472	2,287,585
American National Insurance Co.	2,425	311,225
First American Financial Corp.	64,745	3,681,401
Loews Corp.	36,484	1,835,510
Progressive Corp.	77,586	5,239,383
		13,355,104
Mortgage Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	346,675	3,681,689
MFA Financial, Inc.	365,295	2,798,160
New Residential Investment Corp.	48,479	900,255
		7,380,104

TOTAL FINANCIALS		88,246,648

HEALTH CARE - 15.9%
Biotechnology - 3.5%
AbbVie, Inc.	83,457	8,010,203
Amgen, Inc.	39,281	7,848,737
Biogen, Inc. (a)	10,400	3,676,296
Celgene Corp. (a)	1,814	171,332
Gilead Sciences, Inc.	88,364	6,691,806
		26,398,374
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	85,984	5,747,171
Baxter International, Inc.	32,251	2,398,507
Medtronic PLC	598	57,653
		8,203,331
Health Care Providers & Services - 4.9%
Aetna, Inc.	5,491	1,099,683
Anthem, Inc.	7,939	2,101,691
Cardinal Health, Inc.	23,362	1,219,263
Centene Corp. (a)	8,826	1,292,832
Chemed Corp.	1,793	580,107
Cigna Corp.	26,995	5,084,238
CVS Health Corp.	83,741	6,300,673
Express Scripts Holding Co. (a)	6,958	612,443
Humana, Inc.	16,214	5,403,478
Quest Diagnostics, Inc.	19,541	2,149,119
UnitedHealth Group, Inc.	42,972	11,536,263
		37,379,790
Pharmaceuticals - 6.4%
Allergan PLC	4,966	952,032
Bristol-Myers Squibb Co.	114,188	6,914,083
Eli Lilly & Co.	56,006	5,917,034
Johnson & Johnson	109,126	14,698,181
Merck & Co., Inc.	137,579	9,436,544
Pfizer, Inc.	263,900	10,957,128
		48,875,002

TOTAL HEALTH CARE		120,856,497

INDUSTRIALS - 8.2%
Aerospace & Defense - 1.9%
Northrop Grumman Corp.	1,835	547,729
Raytheon Co.	21,960	4,379,702
The Boeing Co.	26,887	9,216,595
		14,144,026
Commercial Services & Supplies - 1.3%
KAR Auction Services, Inc.	62,954	3,946,586
Republic Services, Inc.	44,126	3,237,083
UniFirst Corp.	776	143,715
Waste Management, Inc.	25,832	2,348,129
		9,675,513
Construction & Engineering - 0.2%
EMCOR Group, Inc.	14,984	1,200,218
Electrical Equipment - 0.4%
Emerson Electric Co.	30,245	2,320,699
GrafTech International Ltd.	44,432	821,103
		3,141,802
Industrial Conglomerates - 0.3%
3M Co.	5,909	1,246,326
Honeywell International, Inc.	8,802	1,400,046
		2,646,372
Machinery - 2.6%
AGCO Corp.	51,238	3,056,859
Allison Transmission Holdings, Inc.	55,899	2,775,944
Caterpillar, Inc.	44,352	6,158,275
Cummins, Inc.	31,115	4,412,107
Oshkosh Corp.	18,197	1,278,521
Pentair PLC	49,318	2,144,347
		19,826,053
Professional Services - 0.5%
Robert Half International, Inc.	53,611	4,191,308
Road & Rail - 0.7%
Union Pacific Corp.	34,867	5,251,668
Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc. Class A	5,509	470,909
W.W. Grainger, Inc.	4,503	1,594,377
		2,065,286

TOTAL INDUSTRIALS		62,142,246

INFORMATION TECHNOLOGY - 27.6%
Communications Equipment - 2.0%
Cisco Systems, Inc.	225,458	10,770,129
F5 Networks, Inc. (a)	574	108,555
Juniper Networks, Inc.	145,898	4,147,880
		15,026,564
Internet Software & Services - 5.9%
Alphabet, Inc.:
Class A (a)	8,963	11,040,623
Class C (a)	10,225	12,455,993
eBay, Inc. (a)	132,926	4,600,569
Facebook, Inc. Class A (a)	85,727	15,064,806
GoDaddy, Inc. (a)	22,969	1,871,055
		45,033,046
IT Services - 4.2%
Amdocs Ltd.	35,856	2,340,680
DXC Technology Co.	49,398	4,499,664
Fidelity National Information Services, Inc.	5,606	606,401
IBM Corp.	50,221	7,356,372
MasterCard, Inc. Class A	24,781	5,341,792
Maximus, Inc.	13,038	867,027
Paychex, Inc.	49,878	3,653,564
The Western Union Co.	97,984	1,853,857
Visa, Inc. Class A	38,235	5,616,339
		32,135,696
Semiconductors & Semiconductor Equipment - 3.0%
Intel Corp.	217,058	10,512,119
Micron Technology, Inc. (a)	93,861	4,929,580
NVIDIA Corp.	16,760	4,704,197
Texas Instruments, Inc.	23,531	2,644,884
		22,790,780
Software - 5.6%
Adobe Systems, Inc. (a)	2,312	609,235
Aspen Technology, Inc. (a)	6,833	788,255
Cadence Design Systems, Inc. (a)	60,075	2,825,928
Citrix Systems, Inc. (a)	1,548	176,503
Intuit, Inc.	24,675	5,415,422
Microsoft Corp.	265,512	29,824,963
Oracle Corp.	13,628	662,048
Red Hat, Inc. (a)	10,332	1,526,346
Synopsys, Inc. (a)	2,476	252,899
		42,081,599
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	154,319	35,127,637
HP, Inc.	170,086	4,192,620
NetApp, Inc.	53,353	4,631,574
Seagate Technology LLC	79,334	4,247,542
Western Digital Corp.	65,219	4,124,450
		52,323,823

TOTAL INFORMATION TECHNOLOGY		209,391,508

MATERIALS - 2.9%
Chemicals - 0.8%
Celanese Corp. Class A	15,342	1,792,406
DowDuPont, Inc.	15,495	1,086,664
Huntsman Corp.	116,269	3,545,042
		6,424,112
Metals & Mining - 1.4%
Freeport-McMoRan, Inc.	262,157	3,683,306
Newmont Mining Corp.	90,301	2,802,040
Nucor Corp.	62,839	3,927,438
		10,412,784
Paper & Forest Products - 0.7%
Domtar Corp.	32,992	1,679,293
Louisiana-Pacific Corp.	125,388	3,656,314
		5,335,607

TOTAL MATERIALS		22,172,503

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Equity Commonwealth (a)	37,979	1,217,607
Spirit Realty Capital, Inc.	113,058	946,295
The GEO Group, Inc.	9,573	242,867
Weyerhaeuser Co.	128,425	4,457,632
		6,864,401
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	330,579	10,558,693
Verizon Communications, Inc.	197,281	10,726,168
		21,284,861
UTILITIES - 1.4%
Electric Utilities - 0.9%
Exelon Corp.	41,264	1,803,649
OGE Energy Corp.	88,485	3,258,903
Portland General Electric Co.	21,717	1,007,669
PPL Corp.	32,417	964,082
		7,034,303
Gas Utilities - 0.3%
UGI Corp.	44,808	2,421,872
Multi-Utilities - 0.2%
Dominion Resources, Inc.	3,970	280,957
MDU Resources Group, Inc.	28,328	790,068
		1,071,025

TOTAL UTILITIES		10,527,200

TOTAL COMMON STOCKS
(Cost $559,861,635)		734,699,385
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.1% to 2.13% 1/3/19 (b)
(Cost $893,491)	900,000	893,579
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.97% (c)
(Cost $18,736,304)	18,732,367	18,736,113
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $579,491,430)		754,329,077
NET OTHER ASSETS (LIABILITIES) - 0.6%		4,407,058
NET ASSETS - 100%		$758,736,135

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	152	Sept. 2018	$22,055,960	$554,500	$554,500

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $848,900.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$183,588
Fidelity Securities Lending Cash Central Fund	5,096
Total	$188,684

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$104,590,862	$104,590,862	$--	$--
Consumer Staples	45,066,159	45,066,159	--	--
Energy	43,556,500	43,556,500	--	--
Financials	88,246,648	88,246,648	--	--
Health Care	120,856,497	120,856,497	--	--
Industrials	62,142,246	62,142,246	--	--
Information Technology	209,391,508	209,391,508	--	--
Materials	22,172,503	22,172,503	--	--
Real Estate	6,864,401	6,864,401	--	--
Telecommunication Services	21,284,861	21,284,861	--	--
Utilities	10,527,200	10,527,200	--	--
U.S. Government and Government Agency Obligations	893,579	--	893,579	--
Money Market Funds	18,736,113	18,736,113	--	--
Total Investments in Securities:	$754,329,077	$753,435,498	$893,579	$--
Derivative Instruments:
Assets
Futures Contracts	$554,500	$554,500	$--	$--
Total Assets	$554,500	$554,500	$--	$--
Total Derivative Instruments:	$554,500	$554,500	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$554,500	$0
Total Equity Risk	554,500	0
Total Value of Derivatives	$554,500	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $560,755,126)	$735,592,964
Fidelity Central Funds (cost $18,736,304)	18,736,113
Total Investment in Securities (cost $579,491,430)		$754,329,077
Receivable for investments sold		3,918,981
Receivable for fund shares sold		2,430,095
Dividends receivable		1,397,044
Distributions receivable from Fidelity Central Funds		22,130
Receivable for daily variation margin on futures contracts		717
Other receivables		76
Total assets		762,098,120
Liabilities
Payable for investments purchased	$2,690,301
Payable for fund shares redeemed	432,771
Accrued management fee	238,624
Payable for daily variation margin on futures contracts	289
Total liabilities		3,361,985
Net Assets		$758,736,135
Net Assets consist of:
Paid in capital		$539,565,208
Undistributed net investment income		7,483,302
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		36,295,478
Net unrealized appreciation (depreciation) on investments		175,392,147
Net Assets, for 46,780,724 shares outstanding		$758,736,135
Net Asset Value, offering price and redemption price per share ($758,736,135 ÷ 46,780,724 shares)		$16.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$13,664,524
Interest		9,419
Income from Fidelity Central Funds (including $5,096 from security lending)		188,684
Total income		13,862,627
Expenses
Management fee	$2,475,656
Independent trustees' fees and expenses	7,552
Miscellaneous	13,589
Total expenses before reductions	2,496,797
Expense reductions	(651)
Total expenses after reductions		2,496,146
Net investment income (loss)		11,366,481
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,134,434
Fidelity Central Funds	(220)
Foreign currency transactions	638
Futures contracts	1,955,770
Total net realized gain (loss)		50,090,622
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	63,642,035
Fidelity Central Funds	(467)
Futures contracts	449,891
Total change in net unrealized appreciation (depreciation)		64,091,459
Net gain (loss)		114,182,081
Net increase (decrease) in net assets resulting from operations		$125,548,562

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,366,481	$4,942,098	$8,807,566
Net realized gain (loss)	50,090,622	9,752,955	8,291,786
Change in net unrealized appreciation (depreciation)	64,091,459	7,700,638	81,900,675
Net increase (decrease) in net assets resulting from operations	125,548,562	22,395,691	99,000,027
Distributions to shareholders from net investment income	(7,652,635)	(1,405,265)	(7,861,211)
Distributions to shareholders from net realized gain	(13,164,116)	–	–
Total distributions	(20,816,751)	(1,405,265)	(7,861,211)
Share transactions
Proceeds from sales of shares	234,510,657	56,911,888	166,579,819
Reinvestment of distributions	19,696,589	1,332,680	7,444,746
Cost of shares redeemed	(134,439,243)	(69,984,446)	(151,876,457)
Net increase (decrease) in net assets resulting from share transactions	119,768,003	(11,739,878)	22,148,108
Total increase (decrease) in net assets	224,499,814	9,250,548	113,286,924
Net Assets
Beginning of period	534,236,321	524,985,773	411,698,849
End of period	$758,736,135	$534,236,321	$524,985,773
Other Information
Undistributed net investment income end of period	$7,483,302	$4,538,723	$1,335,391
Shares
Sold	15,527,264	4,273,941	13,918,048
Issued in reinvestment of distributions	1,357,449	102,121	591,010
Redeemed	(8,984,401)	(5,222,228)	(12,563,272)
Net increase (decrease)	7,900,312	(846,166)	1,945,786

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Core Enhanced Index Fund

Years ended August 31,	2018	2017 A	2017 B	2016 C	2015 B	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$13.74	$13.21	$10.90	$12.29	$11.30	$10.70
Income from Investment Operations
Net investment income (loss)D	.27	.12	.22	.22	.20	.19
Net realized and unrealized gain (loss)	2.74	.45	2.29	(1.17)	1.55	2.45
Total from investment operations	3.01	.57	2.51	(.95)	1.75	2.64
Distributions from net investment income	(.19)	(.04)	(.20)	(.19)	(.16)	(.27)
Distributions from net realized gain	(.33)	–	–	(.25)	(.60)	(1.77)
Total distributions	(.53)E	(.04)	(.20)	(.44)	(.76)	(2.04)
Net asset value, end of period	$16.22	$13.74	$13.21	$10.90	$12.29	$11.30
Total ReturnF,G	22.32%	4.29%	23.09%	(7.94)%	16.04%	26.44%
Ratios to Average Net AssetsH,I
Expenses before reductions	.39%	.40%J	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%	.40%J	.45%	.45%	.45%	.45%
Expenses net of all reductions	.39%	.40%J	.45%	.45%	.45%	.45%
Net investment income (loss)	1.78%	1.85%J	1.82%	1.86%	1.69%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$758,736	$534,236	$524,986	$411,699	$381,883	$441,773
Portfolio turnover rateK	92%	88%J	82%	84%	101%	125%

 A For the six month period ended August 31. The Fund changed its fiscal year from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $.53 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.332 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid Cap Enhanced Index Fund	16.67%	12.53%	10.88%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Enhanced Index Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Period Ending Values
$28,094	Fidelity® Mid Cap Enhanced Index Fund
$28,198	Russell Midcap® Index

Fidelity® Mid Cap Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 19.66% for the year ending August 31, 2018, as the U.S. equity bellwether overcame resurgent volatility to achieve a record close in late August. The previous high on January 26 came just before stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.10% in the final two months of the period. For the full 12 months, growth handily topped value, while small-caps bested large-caps. By sector, information technology (+33%) led the way amid strong earnings growth from several major index constituents. Consumer discretionary was close behind, with its roughly 32% gain driven by retailers. Energy (+22%) moved higher alongside oil prices. Financials (+17%) and health care (+16%) fared well but trailed the broader market, along with industrials (+13%) and materials (+10%). At the back of the pack were defensive sectors that struggled amid rising interest rates and investors’ preference for risk: telecom services (+3%), consumer staples (+1%) and utilities (+1%).

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 16.67%, trailing the 17.89% return of the Russell Midcap® Index. Relative to the index, the fund was hampered by security selection in the information technology and industrials sectors. In contrast, stock picking in consumer discretionary and energy was positive, although an underweighting in the latter sector, which outperformed, was a partly offsetting negative. In individual terms, the fund was hurt by an overweighting in COPA Holdings, a Panamanian airline operator whose stock returned about -34% this period. Much of the decline came in a single day in August, after the company reported weaker-than-anticipated quarterly earnings. Another detractor was Western Digital, a maker of computer hard-disk drives and other data-storage products. The company's shares returned -27%, partly reflecting the prospect of weaker storage pricing. Automaker Ford (-9%) also struggled. In contrast, the fund's top individual contributor was NetApp (+127%), a data-storage company boosted by healthy financial results. Department store retailer Kohl's also added value, benefiting from improving sales trends. An out-of-index stake in energy-refining company Valero Energy (+76%) further contributed, as the company benefited from higher profit margins. We sold the fund's Valero stake in this period to lock in profits.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Fidelity National Information Services, Inc.	1.0
Centene Corp.	0.9
VF Corp.	0.9
Edwards Lifesciences Corp.	0.9
Discover Financial Services	0.9
Kroger Co.	0.9
DXC Technology Co.	0.9
Ingersoll-Rand PLC	0.9
Ross Stores, Inc.	0.8
M&T Bank Corp.	0.8
8.9

Top Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	20.8
Consumer Discretionary	16.3
Industrials	12.0
Health Care	11.8
Financials	11.7
Real Estate	6.8
Materials	5.9
Energy	4.7
Utilities	4.6
Consumer Staples	4.4

Asset Allocation (% of fund's net assets)

As of August 31, 2018 *
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.2%

Fidelity® Mid Cap Enhanced Index Fund

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 1.7%
BorgWarner, Inc.	177,133	$7,753,111
Gentex Corp.	324,851	7,595,016
Lear Corp.	41,695	6,762,929
		22,111,056
Automobiles - 0.4%
Ford Motor Co.	480,761	4,557,614
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	13,891	1,654,974
Weight Watchers International, Inc. (a)(b)	79,388	5,946,161
		7,601,135
Hotels, Restaurants & Leisure - 0.7%
Extended Stay America, Inc. unit	15,574	314,283
Royal Caribbean Cruises Ltd.	15,219	1,865,545
U.S. Foods Holding Corp. (a)	210,738	6,867,951
Yum China Holdings, Inc.	14,550	562,794
		9,610,573
Household Durables - 2.5%
D.R. Horton, Inc.	173,238	7,710,823
Garmin Ltd.	119,366	8,133,599
NVR, Inc. (a)	2,066	5,513,018
PulteGroup, Inc.	159,869	4,468,339
Toll Brothers, Inc.	174,333	6,316,085
		32,141,864
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. QVC Group Series A (a)	156,067	3,244,633
Leisure Products - 1.0%
Hasbro, Inc.	60,308	5,989,187
Polaris Industries, Inc.	61,254	6,642,996
		12,632,183
Media - 1.6%
DISH Network Corp. Class A (a)	3,831	135,426
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	41,357	1,933,026
Liberty SiriusXM Series C (a)	60,028	2,823,717
Omnicom Group, Inc.	91,527	6,344,652
Tribune Media Co. Class A	30,177	1,113,230
Viacom, Inc. Class B (non-vtg.)	271,938	7,962,345
		20,312,396
Multiline Retail - 1.4%
Kohl's Corp.	98,194	7,768,127
Macy's, Inc.	192,006	7,017,819
Nordstrom, Inc.	44,230	2,779,856
Target Corp.	9,698	848,575
		18,414,377
Specialty Retail - 3.3%
AutoZone, Inc. (a)	5,619	4,309,099
Best Buy Co., Inc.	108,937	8,667,028
Dick's Sporting Goods, Inc.	160,398	6,005,301
Foot Locker, Inc.	107,128	5,281,410
Gap, Inc.	206,574	6,269,521
Ross Stores, Inc.	115,165	11,030,504
Urban Outfitters, Inc. (a)	31,902	1,482,805
		43,045,668
Textiles, Apparel & Luxury Goods - 2.8%
Columbia Sportswear Co.	4,277	387,924
lululemon athletica, Inc. (a)	55,356	8,576,305
Michael Kors Holdings Ltd. (a)	116,554	8,464,151
Ralph Lauren Corp.	55,893	7,423,149
VF Corp.	126,491	11,653,616
		36,505,145

TOTAL CONSUMER DISCRETIONARY		210,176,644

CONSUMER STAPLES - 4.4%
Beverages - 0.7%
Keurig Dr. Pepper, Inc.	13,862	316,054
Molson Coors Brewing Co. Class B	118,854	7,932,316
		8,248,370
Food & Staples Retailing - 0.9%
Kroger Co.	361,560	11,389,140
Food Products - 2.5%
Archer Daniels Midland Co.	206,002	10,382,501
Ingredion, Inc.	49,702	5,023,381
Pinnacle Foods, Inc.	975	64,760
The Hershey Co.	73,907	7,429,132
Tyson Foods, Inc. Class A	154,327	9,693,279
		32,593,053
Household Products - 0.3%
Colgate-Palmolive Co.	41,645	2,765,644
Energizer Holdings, Inc.	24,531	1,559,926
		4,325,570

TOTAL CONSUMER STAPLES		56,556,133

ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Andeavor	14,456	2,208,732
Cabot Oil & Gas Corp.	300,811	7,168,326
Cheniere Energy, Inc. (a)	61,996	4,149,392
Devon Energy Corp.	234,800	10,079,964
HollyFrontier Corp.	98,109	7,311,083
Marathon Oil Corp.	461,625	9,929,554
Murphy Oil Corp.	182,145	5,615,530
ONEOK, Inc.	20,496	1,350,891
PBF Energy, Inc. Class A	128,592	6,676,497
Peabody Energy Corp.	109,802	4,535,921
The Williams Companies, Inc.	56,049	1,658,490
		60,684,380
FINANCIALS - 11.7%
Banks - 3.1%
Comerica, Inc.	73,100	7,125,788
Fifth Third Bancorp	135,548	3,989,178
M&T Bank Corp.	62,038	10,990,032
Peoples United Financial, Inc.	279,618	5,175,729
Regions Financial Corp.	538,319	10,475,688
SunTrust Banks, Inc.	11,733	863,079
TCF Financial Corp.	32,116	814,141
		39,433,635
Capital Markets - 1.6%
BGC Partners, Inc. Class A	509,736	6,330,921
FactSet Research Systems, Inc.	2,995	687,023
LPL Financial	45,029	2,982,721
Morningstar, Inc.	49,388	7,028,900
MSCI, Inc.	20,593	3,712,094
SEI Investments Co.	8,709	549,364
		21,291,023
Consumer Finance - 1.9%
Discover Financial Services	146,118	11,414,738
OneMain Holdings, Inc. (a)	56,537	2,074,908
Synchrony Financial	336,855	10,668,198
		24,157,844
Diversified Financial Services - 0.5%
Jefferies Financial Group, Inc.	290,766	6,751,587
Insurance - 3.2%
American International Group, Inc. warrants 1/19/21 (a)	574	8,122
First American Financial Corp.	139,065	7,907,236
FNF Group	210,230	8,430,223
Loews Corp.	173,329	8,720,182
Old Republic International Corp.	277,922	6,164,310
Progressive Corp.	104,297	7,043,176
Unum Group	67,065	2,473,357
XL Group Ltd.	19,666	1,128,632
		41,875,238
Mortgage Real Estate Investment Trusts - 1.4%
Annaly Capital Management, Inc.	819,683	8,705,033
Chimera Investment Corp.	81,687	1,521,829
MFA Financial, Inc.	903,935	6,924,142
New Residential Investment Corp.	26,082	484,343
		17,635,347

TOTAL FINANCIALS		151,144,674

HEALTH CARE - 11.8%
Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	7,466	915,854
bluebird bio, Inc. (a)	4,599	774,012
Neurocrine Biosciences, Inc. (a)	3,933	483,562
Regeneron Pharmaceuticals, Inc. (a)	17,168	6,983,084
Sage Therapeutics, Inc. (a)	3,004	493,437
Sarepta Therapeutics, Inc. (a)(b)	5,212	719,464
Seattle Genetics, Inc. (a)	300	23,028
United Therapeutics Corp. (a)	61,799	7,600,659
Vertex Pharmaceuticals, Inc. (a)	3,416	629,910
		18,623,010
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	84,033	6,249,534
Edwards Lifesciences Corp. (a)	80,304	11,583,049
Haemonetics Corp. (a)	463	51,689
Hill-Rom Holdings, Inc.	21,860	2,126,322
Hologic, Inc. (a)	203,059	8,073,626
IDEXX Laboratories, Inc. (a)	444	112,794
ResMed, Inc.	2,279	253,903
Varian Medical Systems, Inc. (a)	50,077	5,609,626
Zimmer Biomet Holdings, Inc.	15,721	1,943,587
		36,004,130
Health Care Providers & Services - 4.8%
Cardinal Health, Inc.	173,125	9,035,394
Centene Corp. (a)	81,126	11,883,336
Cigna Corp.	33,941	6,392,448
HCA Holdings, Inc.	4,504	604,031
Humana, Inc.	20,977	6,990,795
Laboratory Corp. of America Holdings (a)	29,180	5,044,347
Quest Diagnostics, Inc.	82,851	9,111,953
Universal Health Services, Inc. Class B	22,597	2,941,226
Wellcare Health Plans, Inc. (a)	31,111	9,413,255
		61,416,785
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	155,236	10,484,639
Bio-Rad Laboratories, Inc. Class A (a)	11,531	3,751,034
Bruker Corp.	201,166	7,157,486
Illumina, Inc. (a)	5,639	2,000,886
Waters Corp. (a)	380	72,002
		23,466,047
Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	587	100,330
Mylan NV (a)	178,489	6,984,275
Nektar Therapeutics (a)	77,869	5,177,510
		12,262,115

TOTAL HEALTH CARE		151,772,087

INDUSTRIALS - 12.0%
Aerospace & Defense - 1.2%
Curtiss-Wright Corp.	9,653	1,293,019
Harris Corp.	26,690	4,337,392
Huntington Ingalls Industries, Inc.	17,217	4,209,040
Northrop Grumman Corp.	1,554	463,853
Raytheon Co.	10,824	2,158,739
Rockwell Collins, Inc.	17,964	2,442,206
		14,904,249
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	4,898	470,600
Airlines - 0.1%
Copa Holdings SA Class A	20,178	1,613,029
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	22,238	1,552,212
Owens Corning	34,532	1,955,202
		3,507,414
Commercial Services & Supplies - 1.4%
KAR Auction Services, Inc.	132,056	8,278,591
Republic Services, Inc.	129,334	9,487,942
		17,766,533
Construction & Engineering - 0.1%
EMCOR Group, Inc.	15,946	1,277,275
Electrical Equipment - 1.1%
Acuity Brands, Inc.	26,074	3,985,150
GrafTech International Ltd.	118,434	2,188,660
Regal Beloit Corp.	58,033	4,857,362
Rockwell Automation, Inc.	15,137	2,739,192
		13,770,364
Machinery - 5.6%
AGCO Corp.	118,060	7,043,460
Allison Transmission Holdings, Inc.	161,977	8,043,778
Crane Co.	3,875	353,710
Cummins, Inc.	73,568	10,431,942
Graco, Inc.	82,311	3,869,440
Ingersoll-Rand PLC	110,296	11,171,882
Lincoln Electric Holdings, Inc.	1,049	98,774
Oshkosh Corp.	93,606	6,576,758
PACCAR, Inc.	158,787	10,864,207
Parker Hannifin Corp.	14,783	2,595,895
Pentair PLC	172,692	7,508,648
Stanley Black & Decker, Inc.	7,269	1,021,513
Terex Corp.	67,566	2,618,183
		72,198,190
Professional Services - 1.4%
Insperity, Inc.	22,077	2,645,928
Manpower, Inc.	80,329	7,529,237
Robert Half International, Inc.	107,531	8,406,774
		18,581,939
Road & Rail - 0.0%
J.B. Hunt Transport Services, Inc.	2,357	284,608
Trading Companies & Distributors - 0.8%
Univar, Inc. (a)	16,713	464,956
W.W. Grainger, Inc.	26,451	9,365,506
		9,830,462

TOTAL INDUSTRIALS		154,204,663

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 2.5%
Arista Networks, Inc. (a)	17,540	5,244,109
Arris International PLC (a)	99,137	2,568,640
F5 Networks, Inc. (a)	47,257	8,937,244
Juniper Networks, Inc.	301,088	8,559,932
Motorola Solutions, Inc.	50,657	6,502,333
		31,812,258
Electronic Equipment & Components - 1.5%
Dell Technologies, Inc. (a)	99,399	9,559,202
Dolby Laboratories, Inc. Class A	6,848	480,661
National Instruments Corp.	16,427	784,389
Zebra Technologies Corp. Class A (a)	49,935	8,575,837
		19,400,089
Internet Software & Services - 1.4%
eBay, Inc. (a)	185,909	6,434,310
GoDaddy, Inc. (a)	100,984	8,226,157
Twilio, Inc. Class A (a)	41,137	3,318,110
		17,978,577
IT Services - 5.1%
Amdocs Ltd.	89,512	5,843,343
Booz Allen Hamilton Holding Corp. Class A	119,001	6,088,091
Broadridge Financial Solutions, Inc.	57,981	7,835,552
Conduent, Inc. (a)	139,795	3,240,448
DXC Technology Co.	124,648	11,354,186
Fidelity National Information Services, Inc.	118,273	12,793,592
Paychex, Inc.	70,908	5,194,011
Sabre Corp.	73,406	1,916,631
Square, Inc. (a)	24,356	2,158,916
The Western Union Co.	414,380	7,840,070
Total System Services, Inc.	17,886	1,737,446
		66,002,286
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	83,936	3,610,927
KLA-Tencor Corp.	83,528	9,706,789
Lam Research Corp.	56,353	9,754,141
Marvell Technology Group Ltd.	20,441	422,720
Maxim Integrated Products, Inc.	156,696	9,475,407
ON Semiconductor Corp. (a)	13,392	285,785
Teradyne, Inc.	110,530	4,552,731
Xilinx, Inc.	30,648	2,385,334
		40,193,834
Software - 5.1%
Aspen Technology, Inc. (a)	38,967	4,495,233
Atlassian Corp. PLC (a)	93,941	8,455,629
CA Technologies, Inc.	22,985	1,006,743
Cadence Design Systems, Inc. (a)	189,960	8,935,718
Citrix Systems, Inc. (a)	83,749	9,549,061
Electronic Arts, Inc. (a)	4,623	524,294
Intuit, Inc.	31,787	6,976,293
Red Hat, Inc. (a)	49,047	7,245,713
SS&C Technologies Holdings, Inc.	4,764	282,696
Symantec Corp.	426,678	8,601,828
Synopsys, Inc. (a)	86,815	8,867,284
Zynga, Inc. (a)	105,364	438,314
		65,378,806
Technology Hardware, Storage & Peripherals - 2.1%
HP, Inc.	282,728	6,969,245
NetApp, Inc.	125,122	10,861,841
Western Digital Corp.	150,542	9,520,276
		27,351,362

TOTAL INFORMATION TECHNOLOGY		268,117,212

MATERIALS - 5.9%
Chemicals - 2.2%
Cabot Corp.	52,061	3,379,800
Celanese Corp. Class A	3,967	463,465
CF Industries Holdings, Inc.	102,451	5,322,329
Eastman Chemical Co.	86,993	8,440,931
Huntsman Corp.	247,302	7,540,238
Westlake Chemical Corp.	35,041	3,313,827
		28,460,590
Construction Materials - 0.1%
nVent Electric PLC	38,702	1,087,139
Containers & Packaging - 0.4%
WestRock Co.	91,792	5,055,903
Metals & Mining - 2.7%
Freeport-McMoRan, Inc.	694,248	9,754,184
Newmont Mining Corp.	264,793	8,216,527
Nucor Corp.	154,097	9,631,063
Reliance Steel & Aluminum Co.	58,074	5,104,124
Steel Dynamics, Inc.	37,208	1,701,522
United States Steel Corp.	6,281	186,420
		34,593,840
Paper & Forest Products - 0.5%
Domtar Corp.	144,468	7,353,421

TOTAL MATERIALS		76,550,893

REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.5%
Apple Hospitality (REIT), Inc.	395,347	6,977,875
Brixmor Property Group, Inc.	421,939	7,687,729
Equity Commonwealth (a)	212,082	6,799,349
Gaming & Leisure Properties	201,165	7,199,695
Hospitality Properties Trust (SBI)	93,178	2,701,230
Host Hotels & Resorts, Inc.	428,180	9,218,715
Liberty Property Trust (SBI)	71,232	3,116,400
Park Hotels & Resorts, Inc.	241,229	8,069,110
Prologis, Inc.	39,516	2,654,685
Rayonier, Inc.	13,604	473,827
Retail Properties America, Inc.	536,098	6,824,528
SBA Communications Corp. Class A (a)	11,483	1,782,506
Senior Housing Properties Trust (SBI)	301,352	5,758,837
Spirit Realty Capital, Inc.	452,402	3,786,605
Weyerhaeuser Co.	312,658	10,852,359
		83,903,450
Real Estate Management & Development - 0.3%
Brookfield Property Partners LP	16,749	334,645
VICI Properties, Inc.	180,359	3,771,307
		4,105,952

TOTAL REAL ESTATE		88,009,402

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	49,754	1,494,610
UTILITIES - 4.6%
Electric Utilities - 2.2%
Entergy Corp.	52,399	4,380,032
FirstEnergy Corp.	148,709	5,558,742
OGE Energy Corp.	204,153	7,518,955
Portland General Electric Co.	7,423	344,427
PPL Corp.	249,081	7,407,669
Xcel Energy, Inc.	78,245	3,759,672
		28,969,497
Gas Utilities - 0.7%
National Fuel Gas Co.	13,926	773,311
UGI Corp.	154,313	8,340,618
		9,113,929
Independent Power and Renewable Electricity Producers - 0.7%
NRG Energy, Inc.	250,708	8,872,556
Multi-Utilities - 1.0%
Ameren Corp.	2,246	142,015
CenterPoint Energy, Inc.	245,088	6,810,996
CMS Energy Corp.	2,812	138,463
MDU Resources Group, Inc.	190,356	5,309,028
		12,400,502

TOTAL UTILITIES		59,356,484

TOTAL COMMON STOCKS
(Cost $1,101,734,786)		1,278,067,182
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.1% 1/3/19 (c)
(Cost $645,330)	650,000	645,363
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.97% (d)	11,729,152	$11,731,498
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	5,838,100	5,838,683
TOTAL MONEY MARKET FUNDS
(Cost $17,570,181)		17,570,181
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,119,950,297)		1,296,282,726
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,864,819)
NET ASSETS - 100%		$1,289,417,907

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	56	Sept. 2018	$11,455,360	$285,257	$285,257

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $543,098.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$160,113
Fidelity Securities Lending Cash Central Fund	84,425
Total	$244,538

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$210,176,644	$210,176,644	$--	$--
Consumer Staples	56,556,133	56,556,133	--	--
Energy	60,684,380	60,684,380	--	--
Financials	151,144,674	151,144,674	--	--
Health Care	151,772,087	151,772,087	--	--
Industrials	154,204,663	154,204,663	--	--
Information Technology	268,117,212	268,117,212	--	--
Materials	76,550,893	76,550,893	--	--
Real Estate	88,009,402	88,009,402	--	--
Telecommunication Services	1,494,610	1,494,610	--	--
Utilities	59,356,484	59,356,484	--	--
U.S. Government and Government Agency Obligations	645,363	--	645,363	--
Money Market Funds	17,570,181	17,570,181	--	--
Total Investments in Securities:	$1,296,282,726	$1,295,637,363	$645,363	$--
Derivative Instruments:
Assets
Futures Contracts	$285,257	$285,257	$--	$--
Total Assets	$285,257	$285,257	$--	$--
Total Derivative Instruments:	$285,257	$285,257	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$285,257	$0
Total Equity Risk	285,257	0
Total Value of Derivatives	$285,257	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value (including securities loaned of $5,677,364) — See accompanying schedule: Unaffiliated issuers (cost $1,102,380,116)	$1,278,712,545
Fidelity Central Funds (cost $17,570,181)	17,570,181
Total Investment in Securities (cost $1,119,950,297)		$1,296,282,726
Receivable for investments sold		10,075,163
Receivable for fund shares sold		646,441
Dividends receivable		1,768,023
Distributions receivable from Fidelity Central Funds		17,280
Receivable for daily variation margin on futures contracts		29,760
Total assets		1,308,819,393
Liabilities
Payable for investments purchased	$11,904,000
Payable for fund shares redeemed	1,016,285
Accrued management fee	635,546
Payable for daily variation margin on futures contracts	4,830
Collateral on securities loaned	5,840,825
Total liabilities		19,401,486
Net Assets		$1,289,417,907
Net Assets consist of:
Paid in capital		$1,024,895,070
Undistributed net investment income		11,923,900
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		75,981,251
Net unrealized appreciation (depreciation) on investments		176,617,686
Net Assets, for 78,542,521 shares outstanding		$1,289,417,907
Net Asset Value, offering price and redemption price per share ($1,289,417,907 ÷ 78,542,521 shares)		$16.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$28,083,571
Interest		13,292
Income from Fidelity Central Funds (including $84,425 from security lending)		244,538
Total income		28,341,401
Expenses
Management fee	$7,483,000
Independent trustees' fees and expenses	15,961
Interest	391
Miscellaneous	34,101
Total expenses before reductions	7,533,453
Expense reductions	(1,167)
Total expenses after reductions		7,532,286
Net investment income (loss)		20,809,115
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	96,385,799
Fidelity Central Funds	5,000
Foreign currency transactions	(246)
Futures contracts	1,515,698
Total net realized gain (loss)		97,906,251
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	73,520,702
Fidelity Central Funds	(7,044)
Assets and liabilities in foreign currencies	156
Futures contracts	172,310
Total change in net unrealized appreciation (depreciation)		73,686,124
Net gain (loss)		171,592,375
Net increase (decrease) in net assets resulting from operations		$192,401,490

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,809,115	$9,568,754	$14,927,630
Net realized gain (loss)	97,906,251	49,899,267	23,850,804
Change in net unrealized appreciation (depreciation)	73,686,124	(39,529,211)	174,682,897
Net increase (decrease) in net assets resulting from operations	192,401,490	19,938,810	213,461,331
Distributions to shareholders from net investment income	(16,317,390)	(1,441,547)	(13,411,857)
Distributions to shareholders from net realized gain	(56,685,523)	(5,846,277)	–
Total distributions	(73,002,913)	(7,287,824)	(13,411,857)
Share transactions
Proceeds from sales of shares	223,076,939	127,094,477	426,253,089
Reinvestment of distributions	68,383,542	6,841,106	12,561,998
Cost of shares redeemed	(305,302,063)	(138,749,134)	(268,090,456)
Net increase (decrease) in net assets resulting from share transactions	(13,841,582)	(4,813,551)	170,724,631
Redemption fees	–	–	7,663
Total increase (decrease) in net assets	105,556,995	7,837,435	370,781,768
Net Assets
Beginning of period	1,183,860,912	1,176,023,477	805,241,709
End of period	$1,289,417,907	$1,183,860,912	$1,176,023,477
Other Information
Undistributed net investment income end of period	$11,923,900	$9,061,191	$1,439,172
Shares
Sold	14,135,009	8,574,869	31,499,548
Issued in reinvestment of distributions	4,408,997	471,151	869,944
Redeemed	(19,306,709)	(9,371,828)	(19,978,229)
Net increase (decrease)	(762,703)	(325,808)	12,391,263

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Enhanced Index Fund

Years ended August 31,	2018	2017 A	2017 B	2016 C	2015B	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$14.93	$14.77	$11.98	$14.16	$13.60	$10.97
Income from Investment Operations
Net investment income (loss)D	.26	.12	.21	.18	.15	.15
Net realized and unrealized gain (loss)	2.17	.13	2.76	(1.70)	1.73	3.17
Total from investment operations	2.43	.25	2.97	(1.52)	1.88	3.32
Distributions from net investment income	(.21)	(.02)	(.18)	(.14)	(.10)	(.12)
Distributions from net realized gain	(.73)	(.07)	–	(.51)	(1.22)	(.57)
Total distributions	(.94)	(.09)	(.18)	(.66)E	(1.32)	(.69)
Redemption fees added to paid in capitalD	–	–F	–F	–F	–F	–F
Net asset value, end of period	$16.42	$14.93	$14.77	$11.98	$14.16	$13.60
Total ReturnG,H	16.67%	1.72%	24.85%	(11.02)%	15.22%	30.97%
Ratios to Average Net AssetsI,J
Expenses before reductions	.59%	.59%K	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.59%	.59%K	.60%	.60%	.60%	.60%
Expenses net of all reductions	.59%	.59%K	.60%	.60%	.60%	.60%
Net investment income (loss)	1.64%	1.62%K	1.53%	1.34%	1.08%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,289,418	$1,183,861	$1,176,023	$805,242	$608,475	$271,674
Portfolio turnover rateL	108%	94%K	87%	88%	89%	128%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $.66 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.511 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® International Enhanced Index Fund	2.71%	7.10%	4.10%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® International Enhanced Index Fund on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the MSCI EAFE Index performed over the same period.

Period Ending Values
$14,952	Fidelity® International Enhanced Index Fund
$14,547	MSCI EAFE Index

Fidelity® International Enhanced Index Fund

Management's Discussion of Fund Performance

Market Recap:  The MSCI ACWI (All Country World Index) ex USA Index gained 3.36% for the 12 months ending August 31, 2018. Manufacturing and export activity – plus a generally weak U.S. dollar – underpinned markets into February, when foreign stocks reversed sharply amid concerns about escalating trade conflicts. The U.S. announced tariffs on Chinese imports, and China reciprocated with their own tariffs on U.S. goods. By region, Japan led the way with a gain of roughly 9%, despite central-bank easing and recent pressure from regional yen strength. Higher crude-oil prices buoyed resource-rich Canada (+7%), but had less influence on emerging markets (0%). Europe (+3%) slightly lagged the broader market, due partly to economic deceleration, while the U.K. rose 5%. From a sector perspective, 8 of 11 major groups gained ground. Energy (+21%) was a standout, benefiting from steady global demand for crude oil and declining global inventory. Health care (+10%) was bolstered by innovation and strong corporate fundamentals for makers of health care equipment and medical devices. Information technology (+8%) also outperformed. Conversely, rising interest rates hindered the high-dividend-yielding telecommunication services (-8%) and utilities (-3%) sectors, while financials (-2%) also lagged.

Comments from Maximilian Kaufmann, Senior Portfolio Manager of the Geode Capital Management, LLC, investment management team:  For the fiscal year, the fund gained 2.71%, trailing the 4.62% return of the MSCI EAFE Index. Relative to the index, the fund struggled in the health care sector, where security selection was weak. Also, a combination of an overweighting and poor stock picking in the lagging telecommunication services sector detracted. Security selection in information technology and real estate also hurt. In contrast, stock picking in consumer staples was modestly beneficial. (The fund may use fair-value pricing techniques to better reflect the value of foreign securities whose prices may be stale due to differences in market-closure times and dates around the world. Fair-value pricing is an adjustment process that attempts to best represent the value of fund holdings as of the close in trading in U.S. markets, accounting for any major changes occurring after the close of foreign markets. The MSCI EAFE does not engage in fair value pricing; differences between fund and index pricing methodologies may cause short-term discrepancies in performance, which tend to smooth out over time.) On an individual basis, the fund's biggest detractor was an out-of-index investment in Ceconomy, a Germany-based electronics retailer whose shares returned about -29%, reflecting weaker-than-expected financial results. Another detractor was Australian iron ore miner Fortescue Metals Group (-37%), which struggled amid a weakening commodity pricing environment. French aircraft maker Airbus (+50%) was another relative detractor, as for most of the reporting period the fund lacked a position in this strong-performing stock. Turning to contributors, healthy financial results boosted shares of French automaker Peugeot (+32%). Japanese drug manufacturer Astellas Pharma (+38%) and IT service provider Amadeus IT Group (+52%) also contributed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of August 31, 2018
Japan	24.3%
United Kingdom	15.8%
France	11.3%
Germany	8.4%
Australia	7.8%
Switzerland	7.6%
Netherlands	5.6%
Spain	3.2%
Sweden	2.5%
Other*	13.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of August 31, 2018

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of August 31, 2018

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	1.9
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7
Novartis AG (Switzerland, Pharmaceuticals)	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.5
Total SA (France, Oil, Gas & Consumable Fuels)	1.3
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.1
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.1
BASF AG (Germany, Chemicals)	1.1
BHP Billiton Ltd. (Australia, Metals & Mining)	1.0
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
13.2

Top Market Sectors as of August 31, 2018

% of fund's net assets
Financials	17.5
Consumer Discretionary	13.5
Health Care	12.9
Industrials	12.9
Consumer Staples	10.6
Materials	9.5
Information Technology	7.9
Energy	7.6
Telecommunication Services	3.9
Real Estate	1.5

Fidelity® International Enhanced Index Fund

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 7.8%
ASX Ltd.	481	$23,389
Australia & New Zealand Banking Group Ltd.	655,590	13,903,458
Bendigo & Adelaide Bank Ltd.	31,429	261,868
BHP Billiton Ltd.	723,962	17,391,291
BlueScope Steel Ltd.	47,373	589,517
Cimic Group Ltd.	89,097	3,156,474
Coca-Cola Amatil Ltd.	956,311	6,455,550
Cochlear Ltd.	7,123	1,105,104
Commonwealth Bank of Australia	148,762	7,618,762
Computershare Ltd.	190,055	2,626,039
Crown Ltd.	107,454	1,096,931
CSL Ltd.	54,666	8,933,144
Fortescue Metals Group Ltd.	941,036	2,597,801
Macquarie Group Ltd.	76,515	7,117,858
National Australia Bank Ltd.	712,985	14,580,429
Qantas Airways Ltd.	1,030,954	4,765,613
Rio Tinto Ltd.	135,585	7,090,117
Scentre Group unit	730,532	2,158,488
Sonic Healthcare Ltd.	157,731	2,969,758
South32 Ltd.	2,706,638	6,771,391
Stockland Corp. Ltd. unit	171,351	508,751
Suncorp Group Ltd.	188,261	2,096,430
Wesfarmers Ltd.	356,201	13,174,951
Westpac Banking Corp.	136,191	2,797,081
Woolworths Group Ltd.	72,242	1,469,754

TOTAL AUSTRALIA		131,259,949

Austria - 0.4%
OMV AG	117,398	6,217,988
Bailiwick of Jersey - 0.6%
Ferguson PLC	60,892	4,879,494
Shire PLC	78,121	4,569,373

TOTAL BAILIWICK OF JERSEY		9,448,867

Belgium - 1.2%
Ageas	67,826	3,509,740
Anheuser-Busch InBev SA NV	3,042	283,645
Colruyt NV	71,129	4,227,225
Solvay SA Class A	21,302	2,834,870
UCB SA	105,824	9,674,501

TOTAL BELGIUM		20,529,981

Bermuda - 0.1%
Hongkong Land Holdings Ltd.	167,006	1,155,682
Kerry Properties Ltd.	282,500	1,070,792

TOTAL BERMUDA		2,226,474

Cayman Islands - 1.0%
Cheung Kong Property Holdings Ltd.	252,500	1,799,952
CK Hutchison Holdings Ltd.	530,000	6,107,788
Sands China Ltd.	1,881,200	9,179,801

TOTAL CAYMAN ISLANDS		17,087,541

Denmark - 2.2%
Carlsberg A/S Series B	36,017	4,396,831
Coloplast A/S Series B	3,452	369,485
Danske Bank A/S	77,223	2,272,007
DSV de Sammensluttede Vognmaend A/S	21,863	2,048,699
H Lundbeck A/S	97,822	5,739,362
Novo Nordisk A/S Series B	377,632	18,589,381
Novozymes A/S Series B	34,715	1,902,725
Tryg A/S	27,827	683,738
William Demant Holding A/S (a)	45,600	1,854,617

TOTAL DENMARK		37,856,845

Finland - 1.4%
Neste Oyj	67,511	5,861,582
Sampo Oyj (A Shares)	16,887	863,842
Stora Enso Oyj (R Shares)	382,835	7,125,565
UPM-Kymmene Corp.	241,085	9,290,669

TOTAL FINLAND		23,141,658

France - 11.3%
Arkema SA	54,059	6,770,615
Atos Origin SA	57,956	6,942,514
AXA SA	325,740	8,208,906
bioMerieux SA	11,122	977,277
BNP Paribas SA	138,193	8,113,413
Bouygues SA	59,533	2,627,984
Capgemini SA	3,571	459,063
Casino Guichard Perrachon SA (b)	21,654	686,434
CNP Assurances	38,538	888,844
Compagnie de St. Gobain	184,693	7,963,750
Credit Agricole SA	314,230	4,299,465
Dassault Aviation SA	1,870	3,479,476
Dassault Systemes SA	23,908	3,874,069
Eiffage SA	32,460	3,653,254
ENGIE	273,899	4,015,434
Eutelsat Communications	24,742	585,873
Faurecia SA	29,922	1,833,153
Hermes International SCA	9,367	6,090,912
Kering SA	24,029	13,053,298
Klepierre SA	11,637	417,386
L'Oreal SA	64,395	15,450,101
LVMH Moet Hennessy - Louis Vuitton SA	9,139	3,203,689
Michelin CGDE Series B	14,597	1,727,682
Orange SA	479,230	7,758,554
Peugeot Citroen SA	369,368	10,161,231
Renault SA	119,771	10,315,595
Rexel SA	82,425	1,296,394
Safran SA	49,344	6,432,100
Sanofi SA	153,541	13,185,083
Schneider Electric SA	12,487	1,014,755
Societe Generale Series A	130,563	5,346,205
SR Teleperformance SA	6,957	1,336,468
Thales SA	20,643	2,907,711
Total SA (b)	358,429	22,476,312
Valeo SA	21,126	959,056
Veolia Environnement SA	57,369	1,209,294
VINCI SA	7,034	672,131

TOTAL FRANCE		190,393,481

Germany - 8.4%
Allianz SE	63,394	13,511,914
BASF AG	197,888	18,285,948
Bayer AG	160,585	14,986,497
Bayerische Motoren Werke AG (BMW)	7,606	736,399
Beiersdorf AG	11,784	1,371,931
Brenntag AG	11,323	682,656
Continental AG	27,607	5,064,685
Covestro AG (c)	116,462	9,919,748
Deutsche Bank AG	12,151	136,840
Deutsche Borse AG	40,990	5,656,577
Deutsche Lufthansa AG	22,874	597,132
Deutsche Telekom AG	221,900	3,578,502
Evonik Industries AG	31,089	1,158,739
Fresenius SE & Co. KGaA	41,055	3,134,719
Hannover Reuck SE	16,449	2,258,723
Hugo Boss AG	66,909	5,344,879
Infineon Technologies AG	321,570	8,177,239
Linde AG	14,356	3,269,423
Metro AG	653,021	4,963,346
Metro Wholesale & Food Specialist AG	143,032	2,233,858
MTU Aero Engines Holdings AG	25,492	5,589,521
Muenchener Rueckversicherungs AG	22,151	4,777,247
ProSiebenSat.1 Media AG	110,351	2,900,941
SAP SE	75,690	9,086,423
Schaeffler AG	305,235	4,145,328
Siemens AG	54,778	7,110,399
Siemens Healthineers AG (a)(c)	33,554	1,525,001
TUI AG (GB)	65,235	1,202,641
Wirecard AG	5,191	1,152,669

TOTAL GERMANY		142,559,925

Hong Kong - 1.7%
AIA Group Ltd.	419,200	3,615,842
Galaxy Entertainment Group Ltd.	636,000	4,707,960
Henderson Land Development Co. Ltd.	357,736	1,891,517
Link (REIT)	127,500	1,270,330
Sun Hung Kai Properties Ltd.	544,000	8,074,662
Swire Pacific Ltd. (A Shares)	15,500	175,267
Swire Properties Ltd.	68,000	267,278
Techtronic Industries Co. Ltd.	154,000	941,806
Wharf Holdings Ltd.	2,158,000	6,158,841
Wheelock and Co. Ltd.	349,000	2,189,935

TOTAL HONG KONG		29,293,438

Isle of Man - 0.4%
Genting Singapore Ltd.	8,851,800	6,900,605
Italy - 1.2%
Assicurazioni Generali SpA	283,534	4,721,113
Eni SpA	489,749	9,088,281
Intesa Sanpaolo SpA	749,171	1,849,518
Poste Italiane SpA (c)	378,276	2,912,004
Snam Rete Gas SpA	88,976	365,194
Terna SpA	189,850	997,387
UniCredit SpA	67,378	972,451

TOTAL ITALY		20,905,948

Japan - 24.3%
Agc, Inc.	106,900	4,281,388
Aisin Seiki Co. Ltd.	77,400	3,580,560
Alfresa Holdings Corp.	29,700	744,973
Asahi Kasei Corp.	186,800	2,740,383
Astellas Pharma, Inc.	724,200	12,277,808
Bridgestone Corp.	62,100	2,287,601
Brother Industries Ltd.	206,400	4,239,086
Canon, Inc.	382,400	12,269,924
Central Japan Railway Co.	51,100	10,262,771
Chubu Electric Power Co., Inc.	52,500	763,331
Chugai Pharmaceutical Co. Ltd.	10,500	608,586
Dai Nippon Printing Co. Ltd.	40,100	899,733
Dai-ichi Mutual Life Insurance Co.	90,500	1,724,314
Daicel Chemical Industries Ltd.	109,800	1,242,180
Eisai Co. Ltd.	124,200	11,245,180
Electric Power Development Co. Ltd.	56,300	1,490,220
Fujifilm Holdings Corp.	246,800	10,437,523
Fujitsu Ltd.	1,417,000	10,369,568
Hakuhodo DY Holdings, Inc.	54,700	923,072
Hamamatsu Photonics K.K.	8,200	329,889
Hitachi Ltd.	1,855,000	12,112,344
Honda Motor Co. Ltd.	469,100	13,896,246
Hoya Corp.	185,800	10,864,392
Itochu Corp.	253,800	4,439,387
Japan Post Holdings Co. Ltd.	704,900	8,374,296
JTEKT Corp.	46,000	644,604
JX Holdings, Inc.	1,551,400	10,924,447
Kajima Corp.	264,000	1,900,819
Kansai Electric Power Co., Inc.	41,800	599,104
KDDI Corp.	105,200	2,781,471
Kikkoman Corp.	6,000	300,783
Kirin Holdings Co. Ltd.	302,900	7,490,035
Konica Minolta, Inc.	180,100	1,833,256
Kyocera Corp.	42,200	2,662,425
Marubeni Corp.	1,204,400	9,881,478
Mazda Motor Corp.	145,900	1,691,946
Medipal Holdings Corp.	98,000	1,976,582
Mitsubishi Chemical Holdings Corp.	1,088,500	9,757,412
Mitsubishi Corp.	449,700	12,834,117
Mitsubishi Gas Chemical Co., Inc.	35,400	736,611
Mitsubishi UFJ Financial Group, Inc.	111,400	673,378
Mitsui & Co. Ltd.	677,900	11,302,401
Mizuho Financial Group, Inc.	7,659,000	13,451,576
MS&AD Insurance Group Holdings, Inc.	35,000	1,075,736
NEC Corp.	49,100	1,356,647
Nippon Telegraph & Telephone Corp.	137,900	6,135,308
Nitto Denko Corp.	3,900	302,846
NKSJ Holdings, Inc.	88,200	3,765,825
NTT Data Corp.	156,100	2,006,217
NTT DOCOMO, Inc.	317,700	8,233,424
OBIC Co. Ltd.	9,700	911,421
Oriental Land Co. Ltd.	2,900	310,724
ORIX Corp.	493,600	7,938,648
Pola Orbis Holdings, Inc.	92,400	3,259,905
Resona Holdings, Inc.	99,200	562,380
Sekisui House Ltd.	82,300	1,343,273
Seven & i Holdings Co. Ltd.	250,400	10,197,642
Shionogi & Co. Ltd.	132,500	7,698,857
Shiseido Co. Ltd.	140,300	9,879,464
SoftBank Corp.	4,400	407,384
Sony Corp.	243,400	13,840,367
Subaru Corp.	139,200	4,135,534
Sumitomo Chemical Co. Ltd.	1,192,000	6,769,436
Sumitomo Corp.	626,800	10,174,006
Sumitomo Mitsui Financial Group, Inc.	370,900	14,581,362
Suntory Beverage & Food Ltd.	800	32,796
Suzuki Motor Corp.	162,100	10,547,952
Taisei Corp.	123,100	5,506,318
Takeda Pharmaceutical Co. Ltd.	16,400	683,244
Terumo Corp.	35,800	1,975,106
Tokyo Electric Power Co., Inc. (a)	1,928,300	8,920,405
Tokyo Electron Ltd.	40,100	6,827,019
Tokyo Gas Co. Ltd.	47,700	1,130,358
Toyo Seikan Group Holdings Ltd.	17,700	335,171
Toyota Motor Corp.	401,800	25,013,120
Toyota Tsusho Corp.	43,200	1,473,567
Unicharm Corp.	4,700	153,635

TOTAL JAPAN		411,332,297

Luxembourg - 0.1%
RTL Group SA	16,447	1,233,269
Netherlands - 5.6%
ABN AMRO Group NV GDR	141,364	3,828,179
AEGON NV	532,211	3,191,368
AEGON NV rights (a)(b)(d)	532,211	86,487
Airbus Group NV	1,505	185,778
ASML Holding NV (Netherlands)	9,578	1,958,463
EXOR NV	51,386	3,339,000
Fiat Chrysler Automobiles NV	575,758	9,730,610
Heineken Holding NV	45,387	4,325,271
ING Groep NV (Certificaten Van Aandelen)	503,442	6,838,648
Koninklijke Ahold Delhaize NV	489,683	11,913,654
Koninklijke DSM NV (b)	48,150	5,051,348
Koninklijke KPN NV	1,162,616	2,969,980
Koninklijke Philips Electronics NV	297,782	13,305,542
NN Group NV	71,883	3,081,372
NN Group NV rights (a)(b)(d)	71,883	55,069
NXP Semiconductors NV (a)	22,546	2,099,934
RELX NV	38,314	849,650
STMicroelectronics NV (France)	468,718	9,670,864
Unilever NV (Certificaten Van Aandelen) (Bearer)	34,718	1,996,333
Wolters Kluwer NV	165,254	10,473,295

TOTAL NETHERLANDS		94,950,845

New Zealand - 0.0%
Fisher & Paykel Healthcare Corp.	56,902	617,024
Norway - 1.4%
DNB ASA	38,883	791,927
Equinor ASA	463,504	11,888,615
Marine Harvest ASA	178,186	3,849,012
Orkla ASA	170,211	1,400,471
Telenor ASA	315,327	5,944,706

TOTAL NORWAY		23,874,731

Portugal - 0.4%
Galp Energia SGPS SA Class B	285,646	5,792,416
Singapore - 0.6%
ComfortDelgro Corp. Ltd.	2,436,000	4,064,289
Oversea-Chinese Banking Corp. Ltd.	423,000	3,482,496
United Overseas Bank Ltd.	114,400	2,255,411
Yangzijiang Shipbuilding Holdings Ltd.	612,900	477,799

TOTAL SINGAPORE		10,279,995

Spain - 3.2%
ACS Actividades de Construccion y Servicios SA	207,877	8,657,601
Amadeus IT Holding SA Class A	141,270	13,105,214
Banco Bilbao Vizcaya Argentaria SA	389,947	2,422,958
Banco Santander SA (Spain)	1,657,519	8,236,587
International Consolidated Airlines Group SA	538,048	4,833,934
MAPFRE SA (Reg.)	953,816	2,811,033
Red Electrica Corporacion SA	19,025	398,793
Repsol SA	549,542	10,566,497
Telefonica SA	435,078	3,520,074

TOTAL SPAIN		54,552,691

Sweden - 2.5%
Hexagon AB (B Shares)	77,138	4,581,812
Lundbergfoeretagen AB	11,752	394,768
Nordea Bank AB	118,031	1,275,153
Sandvik AB	610,919	10,691,742
Securitas AB (B Shares)	108,423	1,928,937
SKF AB (B Shares)	20,980	403,190
Swedbank AB (A Shares)	139,227	3,239,696
Swedish Match Co. AB	181,325	9,693,640
Volvo AB (B Shares)	551,421	9,496,707

TOTAL SWEDEN		41,705,645

Switzerland - 7.6%
Baloise Holdings AG	12,799	1,967,553
Barry Callebaut AG	764	1,362,076
Coca-Cola HBC AG	54,142	1,851,675
Credit Suisse Group AG	195,249	2,923,770
Lonza Group AG	5,400	1,737,694
Nestle SA (Reg. S)	381,778	32,003,356
Novartis AG	304,892	25,294,507
Partners Group Holding AG	3,544	2,782,547
Roche Holding AG (participation certificate)	116,752	28,949,087
SGS SA (Reg.)	3,825	10,075,032
Sonova Holding AG Class B	5,065	961,004
Swatch Group AG (Bearer)	1,324	564,980
Swiss Life Holding AG	3,329	1,206,237
Swiss Re Ltd.	8,435	758,519
Temenos Group AG	15,304	2,763,167
UBS Group AG	295,454	4,613,563
Zurich Insurance Group AG	26,189	7,976,263

TOTAL SWITZERLAND		127,791,030

United Kingdom - 15.8%
3i Group PLC	308,030	3,579,733
Anglo American PLC (United Kingdom)	512,525	10,243,362
Antofagasta PLC	33,890	353,954
AstraZeneca PLC (United Kingdom)	41,496	3,131,861
Aviva PLC	869,646	5,471,303
BAE Systems PLC	786,571	6,189,513
Barclays PLC	1,859,436	4,259,450
Barratt Developments PLC	540,503	3,797,984
Berkeley Group Holdings PLC	108,663	5,132,118
BHP Billiton PLC	633,185	13,546,715
BP PLC	1,393,319	9,922,054
British American Tobacco PLC (United Kingdom)	99,228	4,798,397
BT Group PLC	2,587,633	7,305,179
Burberry Group PLC	332,478	9,638,079
Centrica PLC	2,180,640	4,051,221
Croda International PLC	7,511	496,619
Diageo PLC	56,021	1,959,307
GlaxoSmithKline PLC	120,866	2,447,885
GlaxoSmithKline PLC sponsored ADR	162,205	6,569,303
HSBC Holdings PLC:
(United Kingdom)	620,538	5,401,141
sponsored ADR (b)	289,667	12,748,245
Imperial Tobacco Group PLC	247,163	8,792,722
Investec PLC	45,254	297,103
J Sainsbury PLC	1,022,858	4,299,165
Legal & General Group PLC	1,436,393	4,735,604
Lloyds Banking Group PLC	5,453,390	4,200,859
London Stock Exchange Group PLC	80,876	4,848,342
Marks & Spencer Group PLC	1,849,784	7,232,828
Meggitt PLC	270,191	1,885,256
Mondi PLC	40,298	1,120,641
Next PLC	52,487	3,742,572
Pearson PLC	31,209	371,141
Persimmon PLC	302,517	9,542,181
Prudential PLC	190,580	4,285,135
RELX PLC	87,446	1,938,616
Rio Tinto PLC	235,568	11,187,692
Royal Bank of Scotland Group PLC	953,311	2,988,401
Royal Dutch Shell PLC:
Class A (United Kingdom)	530,084	17,245,692
Class B (United Kingdom)	584,786	19,357,535
Royal Mail PLC	1,034,835	6,010,421
RSA Insurance Group PLC	156,699	1,283,111
Schroders PLC	10,133	403,961
SKY PLC	36,314	725,256
Standard Chartered PLC (United Kingdom)	34,021	276,592
Tate & Lyle PLC	822,640	7,149,894
Taylor Wimpey PLC	2,285,264	4,958,130
Tesco PLC	178,424	570,177
Unilever PLC	23,622	1,346,094
Vodafone Group PLC	6,796,634	14,482,540
WM Morrison Supermarkets PLC	459,667	1,568,799

TOTAL UNITED KINGDOM		267,889,883

TOTAL COMMON STOCKS
(Cost $1,659,027,875)		1,677,842,526
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.11% 1/3/19 (e)
(Cost $943,173)	$950,000	943,223
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.97% (f)	5,422,774	5,423,859
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	8,297,333	8,298,163
TOTAL MONEY MARKET FUNDS
(Cost $13,722,022)		13,722,022
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,673,693,070)		1,692,507,771
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,356,991)
NET ASSETS - 100%		$1,691,150,780

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	133	Sept. 2018	$13,026,020	$105,467	$105,467

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,356,753 or 0.8% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $660,256.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$428,156
Fidelity Securities Lending Cash Central Fund	286,120
Total	$714,276

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$229,355,354	$168,402,168	$60,953,186	$--
Consumer Staples	179,944,583	136,987,274	42,957,309	--
Energy	129,706,613	51,616,739	78,089,874	--
Financials	297,482,763	165,498,100	131,984,663	--
Health Care	218,701,937	81,281,669	137,420,268	--
Industrials	218,084,148	194,098,172	23,985,976	--
Information Technology	131,852,789	83,862,857	47,989,932	--
Materials	158,882,789	98,471,143	60,411,646	--
Real Estate	27,138,881	27,138,881	--	--
Telecommunication Services	63,117,122	5,944,706	57,172,416	--
Utilities	23,575,547	23,176,754	398,793	--
Government Obligations	943,223	--	943,223	--
Money Market Funds	13,722,022	13,722,022	--	--
Total Investments in Securities:	$1,692,507,771	$1,050,200,485	$642,307,286	$--
Derivative Instruments:
Assets
Futures Contracts	$105,467	$105,467	$--	$--
Total Assets	$105,467	$105,467	$--	$--
Total Derivative Instruments:	$105,467	$105,467	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$24,184,466
Level 2 to Level 1	$1,391,074

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$105,467	$0
Total Equity Risk	105,467	0
Total Value of Derivatives	$105,467	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2018
Assets
Investment in securities, at value (including securities loaned of $7,980,382) — See accompanying schedule: Unaffiliated issuers (cost $1,659,971,048)	$1,678,785,749
Fidelity Central Funds (cost $13,722,022)	13,722,022
Total Investment in Securities (cost $1,673,693,070)		$1,692,507,771
Foreign currency held at value (cost $6,131,462)		6,131,391
Receivable for investments sold		8,385,988
Receivable for fund shares sold		2,479,207
Dividends receivable		6,062,345
Distributions receivable from Fidelity Central Funds		19,593
Total assets		1,715,586,295
Liabilities
Payable for investments purchased
Regular delivery	$12,427,790
Delayed delivery	141,556
Payable for fund shares redeemed	2,637,194
Accrued management fee	838,154
Payable for daily variation margin on futures contracts	91,700
Collateral on securities loaned	8,299,121
Total liabilities		24,435,515
Net Assets		$1,691,150,780
Net Assets consist of:
Paid in capital		$1,667,411,958
Undistributed net investment income		23,544,715
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,720,753)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		18,914,860
Net Assets, for 172,053,018 shares outstanding		$1,691,150,780
Net Asset Value, offering price and redemption price per share ($1,691,150,780 ÷ 172,053,018 shares)		$9.83

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2018
Investment Income
Dividends		$40,468,011
Interest		24,807
Income from Fidelity Central Funds (including $286,120 from security lending)		714,276
Income before foreign taxes withheld		41,207,094
Less foreign taxes withheld		(3,777,794)
Total income		37,429,300
Expenses
Management fee	$6,685,737
Independent trustees' fees and expenses	11,076
Interest	272
Miscellaneous	19,472
Total expenses before reductions	6,716,557
Expense reductions	(204)
Total expenses after reductions		6,716,353
Net investment income (loss)		30,712,947
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,791,557)
Fidelity Central Funds	(1,842)
Foreign currency transactions	(144,491)
Futures contracts	156,046
Total net realized gain (loss)		(10,781,844)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(31,731,015)
Fidelity Central Funds	(42)
Assets and liabilities in foreign currencies	(35,646)
Futures contracts	(133,839)
Total change in net unrealized appreciation (depreciation)		(31,900,542)
Net gain (loss)		(42,682,386)
Net increase (decrease) in net assets resulting from operations		$(11,969,439)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2018	Six months ended August 31, 2017	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,712,947	$7,927,209	$4,621,784
Net realized gain (loss)	(10,781,844)	8,731,504	(4,295,521)
Change in net unrealized appreciation (depreciation)	(31,900,542)	35,923,235	28,813,632
Net increase (decrease) in net assets resulting from operations	(11,969,439)	52,581,948	29,139,895
Distributions to shareholders from net investment income	(12,641,480)	–	(4,288,268)
Distributions to shareholders from net realized gain	(2,690,142)	–	(392,264)
Total distributions	(15,331,622)	–	(4,680,532)
Share transactions
Proceeds from sales of shares	1,480,868,009	290,120,502	151,532,441
Reinvestment of distributions	14,714,616	–	4,408,489
Cost of shares redeemed	(353,536,211)	(37,899,931)	(61,528,135)
Net increase (decrease) in net assets resulting from share transactions	1,142,046,414	252,220,571	94,412,795
Redemption fees	19,770	7,280	5,161
Total increase (decrease) in net assets	1,114,765,123	304,809,799	118,877,319
Net Assets
Beginning of period	576,385,657	271,575,858	152,698,539
End of period	$1,691,150,780	$576,385,657	$271,575,858
Other Information
Undistributed net investment income end of period	$23,544,715	$7,649,198	$1,283
Shares
Sold	146,438,695	31,303,660	18,467,381
Issued in reinvestment of distributions	1,478,856	–	542,369
Redeemed	(35,086,750)	(4,088,208)	(7,586,650)
Net increase (decrease)	112,830,801	27,215,452	11,423,100

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Enhanced Index Fund

Years ended August 31,	2018	2017A	2017 B	2016 C	2015 B	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.73	$8.48	$7.42	$8.77	$8.85	$7.45
Income from Investment Operations
Net investment income (loss)D	.27	.18	.20	.19	.20	.28E
Net realized and unrealized gain (loss)	–F	1.07	1.08	(1.38)	(.10)	1.29
Total from investment operations	.27	1.25	1.28	(1.19)	.10	1.57
Distributions from net investment income	(.14)G	–	(.20)	(.16)	(.16)	(.15)
Distributions from net realized gain	(.03)G	–	(.02)	–F	(.02)	(.01)
Total distributions	(.17)	–	(.22)	(.16)	(.18)	(.17)H
Redemption fees added to paid in capitalD,F	–	–	–	–	–	–
Net asset value, end of period	$9.83	$9.73	$8.48	$7.42	$8.77	$8.85
Total ReturnI,J	2.71%	14.74%	17.31%	(13.71)%	1.25%	21.21%
Ratios to Average Net AssetsK,L
Expenses before reductions	.59%	.59%M	.62%	.62%	.62%	.62%
Expenses net of fee waivers, if any	.59%	.59%M	.62%	.62%	.62%	.62%
Expenses net of all reductions	.59%	.59%M	.62%	.62%	.62%	.62%
Net investment income (loss)	2.69%	3.86%M	2.53%	2.27%	2.31%	3.40%E
Supplemental Data
Net assets, end of period (000 omitted)	$1,691,151	$576,386	$271,576	$152,699	$105,360	$44,828
Portfolio turnover rateN	66%	70%M	75%	77%	75%	63%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.64%.

 F Amount represents less than $.005 per share.

 G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 H Total distributions of $.17 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.013 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$841,144,900	$356,312,878	$(10,853,795)	$345,459,083
Fidelity Large Cap Value Enhanced Index Fund	3,415,685,523	594,554,960	(85,879,881)	508,675,079
Fidelity Large Cap Core Enhanced Index Fund	581,345,352	184,196,298	(11,212,573)	172,983,725
Fidelity Mid Cap Enhanced Index Fund	1,122,584,570	203,250,212	(29,552,056)	173,698,156
Fidelity International Enhanced Index Fund	1,682,755,389	93,598,311	(83,845,929)	9,752,382

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Large Cap Growth Enhanced Index Fund	$15,419,522	$47,705,397	$345,459,083
Fidelity Large Cap Value Enhanced Index Fund	80,645,505	99,718,165	508,675,079
Fidelity Large Cap Core Enhanced Index Fund	13,661,423	32,525,776	172,983,725
Fidelity Mid Cap Enhanced Index Fund	17,229,352	73,595,331	173,698,156
Fidelity International Enhanced Index Fund	23,542,897	–	9,747,074

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2017 to August 31, 2018. Loss deferrals were as follows:

Capital losses
Fidelity International Enhanced Index Fund	$(9,551,150)

The tax character of distributions paid was as follows:

August 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$16,688,560	$17,783,747	$34,472,307
Fidelity Large Cap Value Enhanced Index Fund	79,726,187	59,296,349	139,022,536
Fidelity Large Cap Core Enhanced Index Fund	8,524,955	12,291,796	20,816,751
Fidelity Mid Cap Enhanced Index Fund	16,549,391	56,453,522	73,002,913
Fidelity International Enhanced Index Fund	15,145,025	186,597	15,331,622

August 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Large Cap Growth Enhanced Index Fund	$2,232,132	$8,046,055	$10,278,187
Fidelity Large Cap Value Enhanced Index Fund	18,573,418	11,191,671	29,765,089
Fidelity Large Cap Core Enhanced Index Fund	1,405,265	–	1,405,265
Fidelity Mid Cap Enhanced Index Fund	1,441,547	5,846,277	7,287,824

February 28, 2017
Ordinary Income
Fidelity Large Cap Growth Enhanced Index Fund	$7,111,776
Fidelity Large Cap Value Enhanced Index Fund	38,789,221
Fidelity Large Cap Core Enhanced Index Fund	7,861,211
Fidelity Mid Cap Enhanced Index Fund	13,411,857
Fidelity International Enhanced Index Fund	4,680,532

Short Term Trading (Redemption) Fees. Shares held by investors of Fidelity International Enhanced Index Fund less than 30 days may be subject to a redemption fee equal to 0.75% and 1.00%, respectively, of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital. In November 2017, the Board of Trustees approved the elimination of these redemption fees effective December 18, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	1,051,047,185	1,025,039,770
Fidelity Large Cap Value Enhanced Index Fund	3,910,656,782	3,443,317,421
Fidelity Large Cap Core Enhanced Index Fund	669,681,736	573,102,568
Fidelity Mid Cap Enhanced Index Fund	1,349,577,531	1,410,253,412
Fidelity International Enhanced Index Fund	1,898,857,536	731,544,990

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.59%
Fidelity International Enhanced Index Fund	.59%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Enhanced Index Fund	Borrower	$94,575,000	2.15%	$5,648
Fidelity Mid Cap Enhanced Index Fund	Borrower	6,490,000	2.17%	391
Fidelity International Enhanced Index Fund	Borrower	5,042,000	1.95%	272

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Large Cap Growth Enhanced Index Fund	$2,832
Fidelity Large Cap Value Enhanced Index Fund	9,539
Fidelity Large Cap Core Enhanced Index Fund	1,696
Fidelity Mid Cap Enhanced Index Fund	3,541
Fidelity International Enhanced Index Fund	2,514

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

Security Lending Income From Securities Loaned to FCM
Fidelity Large Cap Value Enhanced Index Fund	$1,310
Fidelity Large Cap Core Enhanced Index Fund	1
Fidelity Mid Cap Enhanced Index Fund	1,054

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Expense reduction
Fidelity Large Cap Growth Enhanced Index Fund	$491
Fidelity Large Cap Value Enhanced Index Fund	1,678
Fidelity Large Cap Core Enhanced Index Fund	651
Fidelity Mid Cap Enhanced Index Fund	1,167
Fidelity International Enhanced Index Fund	204

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity U.S. Total Stock Fund was the owner of record of approximately 41% of the total outstanding shares of Fidelity Large Cap Value Enhanced Index Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Commonwealth Trust II and Shareholders of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (five of the funds constituting Fidelity Commonwealth Trust II, hereafter collectively referred to as the "Funds") as of August 31, 2018, the related statements of operations for the year ended August 31, 2018, the statements of changes in net assets for the year ended August 31, 2018, for the six months ended August 31, 2017, and for the year ended February 28, 2017, including the related notes, and the financial highlights for the year ended August 31, 2018, for the six months ended August 31, 2017 and for each of the four years in the period ended February 28, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2018, the results of each of their operations for the year then ended, the changes in each of their net assets for the year ended August 31, 2018, for the six months ended August 31, 2017, and for the year ended February 28, 2017 and each of the financial highlights for the year ended August 31, 2018, for the six months ended August 31, 2017, and for each of the four years in the period ended February 28, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 19, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Michael E. Wiley each of the Trustees oversees 283 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the funds' Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

James C. Curvey (1935)

Year of Election or Appointment: 2018

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2018

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2018

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2018

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2018

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2018

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2018

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2017

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2018

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

Michael E. Wiley (1950)

Year of Election or Appointment: 2017

Trustee

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2017

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2018

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2018

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2018

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2017

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Fidelity Large Cap Growth Enhanced Index Fund	.39%
Actual		$1,000.00	$1,099.30	$2.06
Hypothetical-C		$1,000.00	$1,023.24	$1.99
Fidelity Large Cap Value Enhanced Index Fund	.38%
Actual		$1,000.00	$1,051.80	$1.97
Hypothetical-C		$1,000.00	$1,023.29	$1.94
Fidelity Large Cap Core Enhanced Index Fund	.39%
Actual		$1,000.00	$1,080.60	$2.05
Hypothetical-C		$1,000.00	$1,023.24	$1.99
Fidelity Mid Cap Enhanced Index Fund	.59%
Actual		$1,000.00	$1,054.60	$3.06
Hypothetical-C		$1,000.00	$1,022.23	$3.01
Fidelity International Enhanced Index Fund	.59%
Actual		$1,000.00	$969.40	$2.93
Hypothetical-C		$1,000.00	$1,022.23	$3.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended August 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Large Cap Growth Enhanced Index Fund	$53,428,890
Fidelity Large Cap Value Enhanced Index Fund	$120,276,890
Fidelity Large Cap Core Enhanced Index Fund	$40,395,850
Fidelity Mid Cap Enhanced Index Fund	$82,264,478
Fidelity International Enhanced Index Fund	$186,597

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

December 2017
Fidelity Large Cap Growth Enhanced Index Fund	69%
Fidelity Large Cap Value Enhanced Index Fund	68%
Fidelity Large Cap Core Enhanced Index Fund	91%
Fidelity Mid Cap Enhanced Index Fund	92%
Fidelity International Enhanced Index Fund	0%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

December 2017
Fidelity Large Cap Growth Enhanced Index Fund	73%
Fidelity Large Cap Value Enhanced Index Fund	73%
Fidelity Large Cap Core Enhanced Index Fund	94%
Fidelity Mid Cap Enhanced Index Fund	97%
Fidelity International Enhanced Index Fund	87%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 8, 2017. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
James C. Curvey
Affirmative	5,014,365,315.80	94.427
Withheld	295,993,797.41	5.573
TOTAL	5,310,359,113.21	100.000
Dennis J. Dirks
Affirmative	5,052,634,760.68	95.147
Withheld	257,724,352.53	4.853
TOTAL	5,310,359,113.21	100.000
Donald F. Donahue
Affirmative	5,064,743,894.68	95.375
Withheld	245,615,218.53	4.625
TOTAL	5,310,359,113.21	100.000
Alan J. Lacy
Affirmative	5,056,278,999.15	95.216
Withheld	254,080,114.06	4.784
TOTAL	5,310,359,113.21	100.00
Ned C. Lautenbach
Affirmative	5,025,209,677.81	94.631
Withheld	285,149,435.40	5.369
TOTAL	5,310,359,113.21	100.000
Joseph Mauriello
Affirmative	5,039,532,996.03	94.901
Withheld	270,826,117.18	5.099
TOTAL	5,310,359,113.21	100.000
Charles S. Morrison
Affirmative	5,069,032,147.39	95.456
Withheld	241,326,965.82	4.544
TOTAL	5,310,359,113.21	100.000
Cornelia M. Small
Affirmative	5,038,003,098.83	94.872
Withheld	272,356,014.38	5.128
TOTAL	5,310,359,113.21	100.000
Garnett A. Smith
Affirmative	5,045,917,150.32	95.021
Withheld	264,441,962.89	4.979
TOTAL	5,310,359,113.21	100.000
David M. Thomas
Affirmative	5,054,154,708.47	95.176
Withheld	256,204,404.74	4.824
TOTAL	5,310,359,113.21	100.000
Michael E. Wiley
Affirmative	5,063,571,773.15	95.353
Withheld	246,787,340.06	4.647
TOTAL	5,310,359,113.21	100.000
Proposal 1 reflects trust wide proposal and voting results.

GEI-ANN-1018
1.855140.112

Item 2.

Code of Ethics

As of the end of the period, August 31, 2018, Fidelity Commonwealth Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) for the fiscal year ended August 31, 2018, for the six month period ended August 31, 2017 and for the fiscal year ended February 28, 2017 for services rendered to Fidelity International Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund and Fidelity Mid Cap Enhanced Index Fund (the “Funds”):

Services Billed by PwC

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$40,000	$3,400	$6,300	$1,700
Fidelity Large Cap Core Enhanced Index Fund	$40,000	$3,300	$3,700	$1,700
Fidelity Large Cap Growth Enhanced Index Fund	$40,000	$3,300	$5,300	$1,700
Fidelity Large Cap Value Enhanced Index Fund	$40,000	$3,300	$3,700	$1,700
Fidelity Mid Cap Enhanced Index Fund	$40,000	$3,300	$3,700	$1,700

August 31, 2017 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$32,000	$4,400	$3,700	$2,100
Fidelity Large Cap Core Enhanced Index Fund	$32,000	$4,300	$5,400	$2,100
Fidelity Large Cap Growth Enhanced Index Fund	$32,000	$4,300	$3,700	$2,100
Fidelity Large Cap Value Enhanced Index Fund	$32,000	$4,300	$3,700	$2,100
Fidelity Mid Cap Enhanced Index Fund	$32,000	$4,300	$3,700	$2,100

February 28, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Enhanced Index Fund	$45,000	$4,700	$3,700	$2,300
Fidelity Large Cap Core Enhanced Index Fund	$46,000	$4,600	$5,400	$2,200
Fidelity Large Cap Growth Enhanced Index Fund	$45,000	$4,600	$3,700	$2,200
Fidelity Large Cap Value Enhanced Index Fund	$45,000	$4,600	$3,700	$2,200
Fidelity Mid Cap Enhanced Index Fund	$45,000	$4,600	$3,700	$2,200

A Amounts may reflect rounding.

B For the six month period ended August 31, 2017.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2018A	August 31, 2017A,B	February 28, 2017A
Audit-Related Fees	$7,605,000	$9,815,000	$6,065,000
Tax Fees	$20,000	$155,000	$150,000
All Other Fees	$-	$-	$-

A Amounts may reflect rounding.

B For the six month period ended August 31, 2017.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for the fiscal year ended August 31, 2018, for the six month period ended August 31, 2017 and for the fiscal year ended February 28, 2017 are as follows:

Billed By	August 31, 2018A	August 31, 2017A,B	February 28, 2017A
PwC	$10,630,000	$12,555,000	$7,570,000

A Amounts may reflect rounding.

B For the six month period ended August 31, 2017.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the periods ended August 31, 2018, August 31, 2017 and February 28, 2017, relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2018